UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2009

Fundamental Equity Value Funds
Growth and Income
Large Cap Value
Mid Cap Value
Small Cap Value

Goldman Sachs Fundamental Equity Value Funds

■	GOLDMAN SACHS GROWTH AND INCOME FUND

■	GOLDMAN SACHS LARGE CAP VALUE FUND

■	GOLDMAN SACHS MID CAP VALUE FUND

■	GOLDMAN SACHS SMALL CAP VALUE FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Growth and Income Fund invests primarily in large capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Large Cap Value Fund invests primarily in large capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Mid Cap Value Fund invests primarily in mid capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The securities of mid capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Small Cap Value Fund invests primarily in small capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. The Fund may also invest in fixed income securities (including non-investment grade fixed income securities), which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Non-investment grade fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign securities, including emerging country securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

What Differentiates the Goldman Sachs
Equity Value Investment Process?

Goldman Sachs’ Equity Value Team believes that all successful investing should thoughtfully weigh two important attributes of a stock: price and prospects. Through independent fundamental research, the Team seeks to identify and invest in quality businesses that are selling at compelling valuations.

At the heart of our value investment philosophy is a belief in the rigorous analysis of business fundamentals. Our approach may include:

■ Meetings with management teams and on-site company visits

■ Industry-specific, proprietary financial and valuation models

■ Assessment of management quality

■ Analysis of each company’s competitive position and industry dynamics

■ Interviews with competitors, suppliers and customers

We seek to invest in companies:

■ When market uncertainty exists

■ When their economic value is not recognized by the market

We buy companies with quality characteristics. For us, this means companies that have:

■ Sustainable operating earnings or cash flow, or competitive advantage

■ Excellent stewardship of capital

■ Capability to earn above their cost of capital

■ Strong or improving balance sheets and cash flow

Value portfolios that strive to offer:

            ■ Capital appreciation potential as each company’s
                true value is recognized in the marketplace

            ■ Investment style consistency

PORTFOLIO OVERVIEW

Goldman Sachs Fundamental Equity Value Funds

Dear Shareholder:
This Market Review and Outlook provides an overview that covers the Goldman Sachs Growth and Income Fund, the Goldman Sachs Large Cap Value Fund, the Goldman Sachs Mid Cap Value Fund, and the Goldman Sachs Small Cap Value Fund (the “Funds”) for the six-month reporting period that ended February 28, 2009.

Market Review

2008 marked the second worst year in history for U.S. equity markets, culminating in a sharp decline during the second half of the year. During the six month reporting period that ended February 28, 2009, the equity markets were challenged by periods of extreme volatility and broad-based selling, often triggered by high profile collapses at several large financial and insurance companies. During the period, the overall market, as measured by the S&P 500 Index, returned −41.82%. The depth and breadth of the market’s decline was severe, with little differentiation across market capitalizations, investment styles and regions, as all segments posted sharp, double digit losses.

The market was driven to multi-year lows, as solvency and liquidity problems from the credit crunch persisted. In addition, fears of a slowing global economy and uncertainty around government action intensified among investors. Headlines were centered on the sharp rise in unemployment figures, disappointing company earnings and an overall contracting economy. The ongoing financial crisis continues to impact both developed and emerging economies. Given this backdrop, on an absolute basis, it was not possible for the Funds to avoid the market’s steep and rapid decline.

While there is likely more news to come with respect to economic data releases, unemployment and corporations under distress, we believe that much of this has already been reflected in equity prices, and valuations are currently reflecting great uncertainty. We maintain our forward-looking approach to risk management and our vigilance in revisiting the investment theses of every position in each Fund’s portfolio in light of any new information in this challenging environment.

Outlook

We remain cautious on companies led by unseasoned and untested management teams. We are also concerned that looming earnings disappointments will support market volatility at elevated levels. While we do not expect a swift end to corporate weakness, we do see prospects in select companies that are poised to benefit from an environment of lower competition, higher pricing and improved market share. We also think well capitalized companies led by shareholder-friendly management should find ways to distance themselves from weakened industry peers. We are excited to find ourselves in a unique market, rich with newly discounted opportunities for fundamental stock pickers. We believe our consistent, disciplined approach to identifying these high quality, cash-generating businesses will benefit our portfolios as we seek to produce consistent, strong and competitive returns over time.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Equity Value Investment Team

New York, March 11, 2009

PORTFOLIO RESULTS

Growth and Income Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Growth and Income Fund (the “Fund”) during the six-month reporting period that ended February 28, 2009.

Performance Review

Over the six-month period that ended February 28, 2009, the Fund’s Class A, B, C, Institutional, Service, Class IR and Class R Shares generated cumulative total returns, without sales charges, of −40.59%, −40.81%, −40.83%, −40.49%, −40.63%, −40.50% and −40.67%, respectively. These returns compare to the −44.71% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested) (the “Index”), over the same time period.

During the reporting period, a mix of perception, emotion and technical forces caused dislocation of the share prices of many companies from their true economic values, as elevated market uncertainty often leads to greater market inefficiencies. As fundamental stock pickers, we strive to capitalize on these inefficiencies by looking through the emotion for long term survivors and winners. We focus on developing an independent point of view on business models, management quality, free cash flow and balance sheet strength. We also conduct rigorous scenario analysis to account for near-term risks. In an environment with low visibility, we think experience is a key to success. We also believe teamwork facilitates vigilant risk management by driving out complacency from our existing holdings.

While the Fund experienced significant weakness along with the overall stock market, it outperformed its benchmark over the six-month period. Stock selection was strong in Financials, Insurance and Healthcare, whereas our holdings in Energy, Consumer Staples and Services experienced weakness.

Within the Financials sector, our limited exposure and defensive positioning helped us avoid many of the sector’s steep declines, particularly those experienced in the large, money center banks. Stock selection was strong in the Insurance sector, as shares of Travelers Companies, Inc. and PartnerRe managed to post modest gains during the six-month period. The portfolio also benefited from several investments in less economic or credit sensitive areas such as Healthcare, where our holdings in Amgen, Inc. and Genentech, Inc. continued to be strong performers. Within the Consumer Cyclicals sector, we avoided most retailers with the exception of Wal-Mart Stores, Inc., which was among the positive contributors to performance during the reporting period.

A combination of slowing near-term global demand and technical pressures weighed on our Energy investments. We have invested in Energy companies that we believe demonstrate disciplined capital allocation and competitive cost structures. We feel these companies are well positioned in a low-priced commodity environment, as high cost companies will need high prices to support their operations. Despite the recent weakness, we believe escalating industry costs and supply pressures should support higher valuations over time.

PORTFOLIO RESULTS

Portfolio Composition

Given the market’s steep decline, we have identified several high quality names trading near all-time low valuations. In the Financials and Insurance sectors, where we have remained cautious since mid-2007, we continue to employ a selective approach. During the reporting period, we sold out of Hartford Financial Services Group due to deteriorating fundamentals and capital concerns amidst the worsening credit storm. In the Energy sector, we exited our position in Marathon Oil Corp., a restructuring story that we believe has sensitivity to uncertain global economic conditions.

Portfolio Highlights

During the reporting period, there were a number of holdings that impacted performance, including the following:

■	Visa — Visa, a Financial holding that we believe is a well-run franchise with opportunity for margin improvement, was a leading contributor to performance during the reporting period.

■	Sprint Nextel Corp. — Sprint was among the Fund’s detractors from performance during the reporting period. However, investors have reacted favorably to recent announcements regarding new products and the company’s competitive prepaid wireless plan. Despite experiencing weakness, we continue to believe the new management should steer the company in a positive direction, with improved branding, execution and profitability initiatives.

■	Becton Dickinson & Co. — In the Healthcare sector, Becton Dickinson, a medical equipment supplier and recent addition to the portfolio, was among the Fund’s positive contributors to performance. Despite the challenging economic environment, we think this company can benefit from favorable demographic trends and opportunities for margin improvement.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Investment Team

New York, March 11, 2009

FUND BASICS

Growth and Income Fund
as of February 28, 2009

PERFORMANCE REVIEW

	Fund Total Return	Russell 1000
September 1, 2008–February 28, 2009	(based on NAV)[1]	Value Index[2]

Class A	-40.59%	-44.71%
Class B	-40.81	-44.71
Class C	-40.83	-44.71
Institutional	-40.49	-44.71
Service	-40.63	-44.71
Class IR	-40.50	-44.71
Class R	-40.67	-44.71

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	One Year	Five Years	Ten Years	Since Inception		Inception Date

Class A	-38.96%	-1.48%	-0.96%	4.80%		2/5/93
Class B	-39.13	-1.51	-1.15	1.76		5/1/96
Class C	-36.54	-1.11	-1.15	-1.58		8/15/97
Institutional	-35.17	0.03	0.01	2.80		6/3/96
Service	-35.51	-0.47	-0.50	5.10	[4]	2/5/93
Class IR	-35.28	N/A	N/A	-33.20		11/30/07
Class R	-35.55	N/A	N/A	-33.48		11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]	Performance data for Service Shares prior to March 6, 1996 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Growth and Income Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Services Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.16%	1.16%
Class B	1.91	1.91
Class C	1.91	1.91
Institutional	0.76	0.76
Service	1.26	1.26
Class IR	0.91	0.91
Class R	1.41	1.41

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/096

Holding	% of Net Assets	Line of Business

Johnson & Johnson	4.8%	Pharmaceuticals
Exxon Mobil Corp.	4.4	Oil, Gas & Consumable Fuels
Hess Corp.	4.0	Oil, Gas & Consumable Fuels
Entergy Corp.	3.7	Electric Utilities
AT&T, Inc.	3.4	Diversified Telecommunication Services
Unilever NV	2.9	Food Products
JPMorgan Chase & Co.	2.8	Diversified Financial Services
The Travelers Cos., Inc.	2.7	Insurance
Devon Energy Corp.	2.6	Oil, Gas & Consumable Fuels
Pfizer, Inc.	2.5	Pharmaceuticals

[6]	The top ten holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 2/28/097

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in the category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). The securities lending reinvestment vehicle represents 6.7% of the Fund’s net assets at February 28, 2009.

PORTFOLIO RESULTS

Large Cap Value Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Large Cap Value Fund (the “Fund”) during the six-month reporting period that ended February 28, 2009.

Performance Review

Over the six-month period that ended February 28, 2009, the Fund’s Class A, B, C, Institutional, Service, Class IR and Class R Shares generated cumulative total returns, without sales charges, of −41.19%, −41.33%, −41.39%, −41.00%, −41.17%, −41.08% and −41.19%, respectively. These returns compare to the −44.71% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested) (the “Index”), over the same time period.

During the reporting period, a mix of perception, emotion and technical forces caused dislocation of the share prices of many companies from their true economic values, as elevated market uncertainty often leads to greater market inefficiencies. As fundamental stock pickers, we strive to capitalize on these inefficiencies by looking through the emotion for long term survivors and winners. We focus on developing an independent point of view on business models, management quality, free cash flow and balance sheet strength. We also conduct rigorous scenario analysis to account for near term risks. In an environment with low visibility, we think experience is a key to success. We also believe teamwork facilitates vigilant risk management by driving out complacency from our existing holdings.

While the Fund experienced significant weakness along with the overall stock market, it outperformed its benchmark over the six-month reporting period. During that time, stock selection was strong in Financials, Healthcare and Insurance, whereas Energy, Services and Consumer Staples detracted from performance.

Within the Financials sector, our limited exposure and defensive positioning helped us avoid many of the sector’s steep declines, particularly those experienced in the large, money center banks. Stock selection was strong in the Insurance sector as shares of Travelers Companies, Inc. and PartnerRe managed to post modest gains during the reporting period. The portfolio also benefited from several investments in less economic or credit sensitive areas such as Healthcare, where our holdings in Amgen, Inc. and Genentech, Inc. continue to rank as strong performers. Within the Consumer Cyclicals sector, we avoided most retailers with the exception of Wal-Mart Stores, Inc., which was among the positive contributors to performance during the reporting period.

A combination of slowing near-term global demand and technical pressures weighed on our Energy investments during the reporting period. We have invested in Energy companies that we believe demonstrate disciplined capital allocation and competitive cost structures. We feel these companies are well positioned in a low-priced commodity environment, as high cost companies will need high prices to support their operations. Despite the recent weakness, we believe escalating industry costs and supply pressures should support higher valuations over time.

PORTFOLIO RESULTS

Portfolio Composition

Given the market’s steep decline, we have identified several high quality names trading near all-time low valuations. In the Financials and Insurance sectors, where we have remained cautious since mid-2007, we continue to employ a selective approach. During the reporting period, we sold out of Hartford Financial Services Group due to deteriorating fundamentals and capital concerns amidst the worsening credit storm. In the Energy space, we exited our position in Marathon Oil Corp., a restructuring story that we believe has sensitivity to uncertain global economic conditions, as well as Weatherford International Ltd.

Portfolio Highlights

During the reporting period, there were a number of holdings that impacted performance, including the following:

■	Visa — Visa, a Financial holding that we believe is a well-run franchise with opportunity for margin improvement, was a leading contributor to performance during the reporting period.

■	Sprint Nextel Corp. — Sprint was among the Fund’s detractors from performance during the reporting period. However, investors have reacted favorably to recent announcements regarding new products and the company’s competitive prepaid wireless plan. Despite experiencing weakness, we continue to believe the new management should steer the company in a positive direction, with improved branding, execution and profitability initiatives.

■	Becton Dickinson & Co. — In the Healthcare sector, Becton Dickinson, a medical equipment supplier and recent addition to the portfolio, was among the Fund’s positive contributors to performance. Despite the challenging economic environment, we think this company can benefit from favorable demographic trends and opportunities for margin improvement.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Investment Team

New York, March 11, 2009

FUND BASICS

Large Cap Value Fund
as of February 28, 2009

PERFORMANCE REVIEW

	Fund Total Return	Russell 1000
September 1, 2008–February 28, 2009	(based on NAV)[1]	Value Index[2]

Class A	-41.19%	-44.71%
Class B	-41.33	-44.71
Class C	-41.39	-44.71
Institutional	-41.00	-44.71
Service	-41.17	-44.71
Class IR	-41.08	-44.71
Class R	-41.19	-44.71

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	One Year	Five Years	Since Inception	Inception Date

Class A	-40.64%	-1.79%	0.47%	12/15/99
Class B	-40.74	-1.80	0.34	12/15/99
Class C	-38.31	-1.42	0.33	12/15/99
Institutional	-36.93	-0.26	1.49	12/15/99
Service	-37.29	-0.78	1.04	12/15/99
Class IR	-37.02	N/A	-34.49	11/30/07
Class R	-37.29	N/A	-34.72	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.17%	1.17%
Class B	1.92	1.92
Class C	1.92	1.92
Institutional	0.77	0.77
Service	1.27	1.27
Class IR	0.92	0.92
Class R	1.42	1.42

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/095

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	4.3%	Oil, Gas & Consumable Fuels
Johnson & Johnson	3.8	Pharmaceuticals
Entergy Corp.	3.6	Electric Utilities
JPMorgan Chase & Co.	3.1	Diversified Financial Services
Unilever NV	2.8	Food Products
The Travelers Cos., Inc.	2.8	Insurance
Hess Corp.	2.7	Oil, Gas & Consumable Fuels
Philip Morris International, Inc.	2.7	Tobacco
Wyeth	2.6	Pharmaceuticals
Range Resources Corp.	2.6	Oil, Gas & Consumable Fuels

[5]	The top ten holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 2/28/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in the category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). The securities lending reinvestment vehicle represents 14.4% of the Fund’s net assets at February 28, 2009.

PORTFOLIO RESULTS

Mid Cap Value Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Mid Cap Value Fund (the “Fund”) during the six-month reporting period that ended February 28, 2009.

Performance Review

Over the six-month period that ended February 28, 2009, the Fund’s Class A, B, C, Institutional, Service and Class IR Shares generated cumulative total returns, without sales charges, of −42.98%, −43.23%, −43.19%, −42.89%, −43.02% and −42.95%, respectively. These returns compare to the −48.03% cumulative total return of the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) (the “Index”), over the same time period.

During the period from their inception on January 6, 2009 through February 28, 2009, the Fund’s Class R Shares generated a cumulative total return of −18.70%. This return compares to the −24.96% cumulative total return of the Index over the same time period.

During the reporting period, a mix of perception, emotion and technical forces caused dislocation of the share prices of many companies from their true economic values, as elevated market uncertainty often leads to greater market inefficiencies. As fundamental stock pickers, we strive to capitalize on these inefficiencies by looking through the emotion for long term survivors and winners. We focus on developing an independent point of view on business models, management quality, free cash flow and balance sheet strength. We also conduct rigorous scenario analysis to account for near term risks. In an environment with low visibility, we think experience is a key to success. We also believe teamwork facilitates vigilant risk management by driving out complacency from our existing holdings.

While the Fund experienced significant weakness along with the overall stock market, it outperformed its benchmark over the six-month period. The Fund had positive contributions to relative performance in Financials, Consumer Cyclicals and Insurance, whereas Technology, Consumer Staples and Energy were among the negative contributors to performance.

Within the Financials sector, our limited exposure and defensive positioning in this highly volatile sector helped us avoid many of the sector’s steep declines, particularly those experienced by regional banks and brokers. The portfolio experienced similar results in the Consumer Cyclicals sector, where we have avoided the struggling automakers. Stock selection in the Insurance sector contributed positively to portfolio performance. Among contributors was PartnerRe, a holding we believe is well poised to benefit from improved pricing this year.

A combination of slowing near-term global demand and technical pressures weighed on our Energy investments in Smith International and Williams Companies during the reporting period. We have invested in Energy companies that we believe demonstrate disciplined capital allocation and competitive cost structures. We feel these companies are well positioned in a low-priced commodity environment, as high cost companies will need high prices to support their operations. Despite the recent weakness, we believe escalating industry costs and supply pressures should support higher valuations over time.

PORTFOLIO RESULTS

Portfolio Composition

Given the market’s steep decline, we have identified several high quality names, some trading near 10 year-low valuations. In the volatile Basic Materials sector, we initiated a position in Steel Dynamics, a name we had owned earlier in the year. We view this attractively valued company as a low cost producer with the potential to improve earnings over time. We eliminated our remaining shares of Vornado Realty, an integrated REIT, due to our concerns of weakening office property fundamentals. Additionally, we sold our shares of Apartment Investment & Management Company given the lack of credit and financing available in the market. In Basic Materials, we eliminated our position in U.S. Steel Corp. in an effort to manage near term volatility.

Portfolio Highlights

During the reporting period, there were a number of holdings that impacted performance, including the following:

■	H&R Block, Inc. — In Financials, H&R Block was among the top contributors to performance. We believe the company is in the early stages of revitalization and will benefit from the recent disposition of non-core businesses, a new management team and its renewed focus on the tax business.

■	Supervalu — Supervalu was among the Fund’s detractors from performance during the reporting period. Growing concerns with ongoing weakened sales and market share trends prompted us to exit this investment.

■	WR Berkeley Corp. — Stock selection in the Insurance sector was a positive contributor to performance. This was led by our investment in WR Berkeley, a company that we believe should benefit from improved pricing.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Investment Team

New York, March 11, 2009

FUND BASICS

Mid Cap Value Fund
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Fund Total Return (based on NAV)[1]	Russell Midcap Value Index[2]

Class A	-42.98%	-48.03%
Class B	-43.23	-48.03
Class C	-43.19	-48.03
Institutional	-42.89	-48.03
Service	-43.02	-48.03
Class IR	-42.95	-48.03

January 6, 2009–February 28, 2009

Class R3	-18.70%	−24.96%

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell Midcap Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	Class R Shares commenced operations on January 6, 2009.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 12/31/08	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-40.13%	0.05%	5.92%	4.80%	8/15/97
Class B	-40.25	0.04	5.74	4.57	8/15/97
Class C	-37.73	0.44	5.72	4.57	8/15/97
Institutional	-36.39	1.60	6.94	9.06	8/1/95
Service	-36.69	1.13	6.43	5.46	7/18/97
Class IR	-36.51	N/A	N/A	-33.46	11/30/07

[4]	The Standardized Total Returns are average annual total returns (or cumulative total returns if period is less than one year) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.16%	1.16%
Class B	1.91	1.91
Class C	1.91	1.91
Institutional	0.76	0.76
Service	1.26	1.26
Class IR	0.91	0.91
Class R	1.41	1.41

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/095

Holding	% of Net Assets	Line of Business

Range Resources Corp.	3.2%	Oil, Gas & Consumable Fuels
Entergy Corp.	3.0	Electric Utilities
PPL Corp.	2.7	Electric Utilities
W.R. Berkley Corp.	2.4	Insurance
Activision Blizzard, Inc.	2.3	Software
H&R Block, Inc.	2.2	Diversified Consumer Services
Laboratory Corp. of America Holdings	2.0	Health Care Providers & Services
PG&E Corp.	1.9	Multi-Utilities
DPL, Inc.	1.8	Electric Utilities
Edison International	1.6	Electric Utilities

[5]	The top ten holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 2/28/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in the category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). The securities lending reinvestment vehicle represents 9.2% of the Fund’s net assets at February 28, 2009.

PORTFOLIO RESULTS

Small Cap Value Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Small Cap Value Fund (the “Fund”) during the six-month reporting period that ended February 28, 2009.

Performance Review

Over the six-month period that ended February 28, 2009, the Fund’s Class A, B, C, Institutional, Service, Class IR and Class R Shares generated cumulative total returns, without sales charges, of −42.14%, −42.35%, −42.34%, −42.01%, −42.17%, −42.06% and −42.21%, respectively. These returns compare to the −47.16% cumulative total return of the Fund’s benchmark, the Russell 2000 Value Index (with dividends reinvested) (the “Index”), over the same time period.

During the reporting period, a mix of perception, emotion and technical forces caused dislocation of the share prices of many companies from their true economic values, as elevated market uncertainty often leads to greater market inefficiencies. As fundamental stock pickers, we strive to capitalize on these inefficiencies by looking through the emotion for long term survivors and winners. We focus on developing an independent point of view on business models, management quality, free cash flow and balance sheet strength. We also conduct rigorous scenario analysis to account for near term risks. In an environment with low visibility, we think experience is a key to success. We also believe teamwork facilitates vigilant risk management by driving out complacency from our existing holdings.

While the Fund experienced significant weakness along with the overall stock market, it outperformed its benchmark over the six-month reporting period. Stock selection was relatively strong in Financials, Consumer Cyclicals and Insurance, whereas Healthcare, Consumer Staples and Basic Materials were negative contributors to performance.

Several of our largest holdings performed relatively well in a significantly distressed market environment. The portfolio also experienced gains in select Financial holdings, such as Bank of the Ozarks, Inc. and First Financial Bankshares, Inc. Our overall exposure to this sector remains focused on banks that we believe have sufficient capital. In some cases, such as First Financial Bankshares, our holdings have not required Troubled Asset Relief Program (TARP) assistance due to the existing strength of their balance sheets.

Sharp reactions to cautious company outlooks drove down the share prices of our top names in the Healthcare sector, including Symmetry Medical, Inc. Despite the recent weakness in the name, we remain positive on the outlook for the company. In our view, demand trends for orthopedics and medical solutions should hold up relatively well in a challenging economic environment. Although our positioning in the real estate investment trust (REIT) sector contributed to performance, industry wide weakness weighed on select investments in this sector.

PORTFOLIO RESULTS

Portfolio Composition

As forward looking investors, we added to several key investments that are priced at levels we believe to be compelling. For example, we added to our investment in Parametric Technology Corp., a company that has generated robust free cash flow and recurring revenues. We eliminated several former large holdings in an effort to improve the risk profile of the portfolio. We also reduced our investments in several top ten names such as El Paso Electric and ProAssurance Corp. While we continue to hold positive views of both names, we have pared our exposure to better reflect our risk/reward assumptions. We also reduced our exposure in REITs Biomed Realty and American Campus Communities.

Portfolio Highlights

During the reporting period, there were a number of holdings that impacted performance, including the following:

■	AirTran Holdings, Inc. — The Fund benefited from its holding in airline holding company AirTran Holdings. The company rebounded from its mid-year lows in 2008, as the prospects of lower fuel costs and reduced capacity helped drive the stock higher.

■	Aaron Rents, Inc. — In Consumer Cyclicals, we increased our exposure to Aaron Rents, as we anticipate a growing number of consumers to shift toward the retail rental market in a challenging economic environment. The company was among top contributors to performance during the reporting period.

■	Parallel Petroleum and Rex Energy — Parallel Petroleum and Rex Energy were among the Fund’s detractors from performance in the Energy sector. We sold our last stakes in both names in response to heightened volatility in the sector.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Investment Team

New York, March 11, 2009

FUND BASICS

Small Cap Value Fund
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Fund Total Return (based on NAV)[1]	Russell 2000 Value Index[2]

Class A	-42.14%	-47.16%
Class B	-42.35	-47.16
Class C	-42.34	-47.16
Institutional	-42.01	-47.16
Service	-42.17	-47.16
Class IR	-42.06	-47.16
Class R	-42.21	-47.16

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	One Year	Five Years	Ten Years		Since Inception		Inception Date

Class A	-31.15%	-1.35%	6.79%		8.13%		10/22/92
Class B	-31.28	-1.37	6.58		6.00		5/1/96
Class C	-28.40	-0.97	6.56		4.61		8/15/97
Institutional	-26.85	0.17	7.82		5.83		8/15/97
Service	-27.20	-0.33	7.27	[4]	8.43	[4]	10/22/92
Class IR	-26.96	N/A	N/A		-26.04		11/30/07
Class R	-27.30	N/A	N/A		-26.40		11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]	Performance data for Service Shares prior to August 15, 1997 (commencement of operations) is that of the Class A Shares (excluding the impact of the front-end sales charge applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Small Cap Value Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.48%	1.48%
Class B	2.23	2.23
Class C	2.23	2.23
Institutional	1.08	1.08
Service	1.58	1.58
Class IR	1.23	1.23
Class R	1.73	1.73

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/096

Holding	% of Net Assets	Line of Business

El Paso Electric Co.	1.9%	Electric Utilities
Max Capital Group Ltd.	1.7	Insurance
MFA Mortgage Investments, Inc.	1.6	Real Estate Investment Trusts
Aaron Rents, Inc.	1.5	Specialty Retail
First Financial Bankshares, Inc.	1.5	Commercial Banks
Cleco Corp.	1.4	Electric Utilities
Digital Realty Trust, Inc.	1.3	Real Estate Investment Trusts
Watsco, Inc.	1.3	Trading Companies & Distributors
National Retail Properties, Inc.	1.3	Real Estate Investment Trusts
ProAssurance Corp.	1.3	Insurance

[6]	The top ten holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 2/28/097

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in the category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). The securities lending reinvestment vehicle represents 17.9% of the Fund’s net assets at February 28, 2009.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%

Aerospace & Defense – 2.8%
347,301	Honeywell International, Inc.	$9,318,086
463,000	The Boeing Co.	14,556,720

		23,874,806

Auto Components – 0.4%
303,405	Johnson Controls, Inc.	3,452,749

Beverages – 0.8%
171,392	The Coca-Cola Co.	7,001,363

Biotechnology* – 4.9%
430,500	Amgen, Inc.	21,064,365
231,200	Biogen Idec, Inc.	10,644,448
127,700	Genentech, Inc.	10,924,735

		42,633,548

Capital Markets – 2.6%
600,012	AllianceBernstein Holding LP	7,302,146
758,655	Morgan Stanley(a)	14,824,119

		22,126,265

Chemicals – 2.3%
437,400	Air Products & Chemicals, Inc.	20,229,750

Commercial Banks(a) – 0.3%
696,317	Synovus Financial Corp.	2,423,183

Commercial Services & Supplies – 1.8%
591,070	Waste Management, Inc.	15,958,890

Computers & Peripherals – 1.4%
418,434	Hewlett-Packard Co.	12,147,139

Diversified Consumer Services – 1.8%
809,186	H&R Block, Inc.	15,455,453

Diversified Financial Services – 2.8%
1,066,113	JPMorgan Chase & Co.	24,360,682

Diversified Telecommunication Services – 4.2%
1,238,178	AT&T, Inc.(a)	29,431,491
204,808	Embarq Corp.	7,162,136

		36,593,627

Electric Utilities – 8.5%
179,518	American Electric Power Co., Inc.	5,035,480
141,361	Edison International	3,847,846
479,616	Entergy Corp.	32,321,322
366,397	FirstEnergy Corp.	15,593,856
596,885	PPL Corp.	16,647,123

		73,445,627

Food & Staples Retailing – 1.9%
331,304	Wal-Mart Stores, Inc.	16,313,409

Food Products – 5.8%
313,000	Campbell Soup Co.	8,379,010
562,085	ConAgra Foods, Inc.	8,476,242
171,806	General Mills, Inc.	9,016,379
1,299,231	Unilever NV	24,828,304

		50,699,935

Health Care Equipment & Supplies – 4.3%
360,407	Baxter International, Inc.	18,348,320
195,700	Becton, Dickinson & Co.	12,111,873
187,700	Zimmer Holdings, Inc.*	6,573,254

		37,033,447

Household Durables – 0.1%
215,406	Newell Rubbermaid, Inc.	1,217,044

Household Products – 2.6%
93,846	The Clorox Co.	4,560,916
373,400	The Procter & Gamble Co.	17,986,678

		22,547,594

Industrial Conglomerates(a) – 0.7%
681,386	General Electric Co.	5,798,595

Insurance – 7.3%
116,100	Aflac, Inc.	1,945,836
176,788	Everest Re Group Ltd.	11,514,202
156,919	PartnerRe Ltd.(a)	9,713,286
350,558	The Allstate Corp.	5,899,891
272,169	The Chubb Corp.	10,625,478
646,292	The Travelers Cos., Inc.	23,363,456

		63,062,149

IT Services – 0.7%
104,539	Visa, Inc.	5,928,407

Leisure Equipment & Products – 0.5%
371,852	Mattel, Inc.	4,402,728

Media – 2.1%
2,399,862	Time Warner, Inc.	18,310,947

Multi-Utilities – 1.7%
129,700	Ameren Corp.	3,084,266
303,668	PG&E Corp.	11,606,191

		14,690,457

Multiline Retail(a) – 0.4%
136,500	Target Corp.	3,864,315

Oil, Gas & Consumable Fuels – 16.0%
525,701	Devon Energy Corp.	22,957,363
386,315	EOG Resources, Inc.	19,331,203
567,367	Exxon Mobil Corp.	38,524,219
633,654	Hess Corp.	34,654,537
362,166	Occidental Petroleum Corp.	18,785,550
390,646	The Williams Cos., Inc.	4,414,300

		138,667,172

Pharmaceuticals – 9.2%
839,899	Johnson & Johnson	41,994,950
1,747,732	Pfizer, Inc.	21,514,581
403,716	Wyeth	16,479,687

		79,989,218

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)

Real Estate Investment Trusts – 2.1%
629,423	HCP, Inc.(a)	$11,499,558
213,200	Health Care REIT, Inc.	6,560,164

		18,059,722

Road & Rail – 0.5%
147,000	Norfolk Southern Corp.	4,662,840

Software – 1.0%
538,500	Microsoft Corp.	8,696,775

Specialty Retail – 0.9%
375,100	The Home Depot, Inc.	7,835,839

Textiles, Apparel & Luxury Goods – 0.9%
194,700	NIKE, Inc. Class B	8,085,891

Thrifts & Mortgage Finance(a) – 0.6%
567,879	New York Community Bancorp, Inc.
		5,593,608

Tobacco – 2.2%
569,141	Philip Morris International, Inc.	19,049,149

Wireless Telecommunication Services* – 1.9%
5,087,373	Sprint Nextel Corp.	16,737,457

TOTAL COMMON STOCKS
(Cost $1,262,464,745)		$850,949,780

	Dividend	Maturity
Shares	Rate	Date	Value

Preferred Stock(b)(c) – 1.3%

JPMorgan Chase & Co.
16,878,000	7.900%	04/29/49	$11,643,457
(Cost $16,336,713)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(d) – 0.6%

Joint Repurchase Agreement Account II
$5,300,000	0.274%	03/02/09	$5,300,000
Maturity Value: $5,300,121
(Cost $5,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,284,101,458)			$867,893,237

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(b)(e) – 6.7%

Boston Global Investment Trust – Enhanced Portfolio
58,580,433	0.641%	$57,936,049
(Cost $57,991,300)

TOTAL INVESTMENTS – 106.6%
(Cost $1,342,092,758)		$925,829,286

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.6)%		(57,221,620)

NET ASSETS – 100.0%		$868,607,666

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 35.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%

Aerospace & Defense – 2.8%
699,900	Honeywell International, Inc.	$18,778,317
940,361	The Boeing Co.(a)	29,564,950

		48,343,267

Air Freight & Logistics – 0.5%
202,769	C.H. Robinson Worldwide, Inc.	8,390,581

Auto Components – 0.5%
714,103	Johnson Controls, Inc.	8,126,492

Biotechnology* – 5.1%
845,023	Amgen, Inc.(a)	41,346,975
588,369	Biogen Idec, Inc.	27,088,509
250,859	Genentech, Inc.	21,460,988

		89,896,472

Capital Markets – 5.0%
469,868	Franklin Resources, Inc.	21,519,954
1,741,111	Invesco Ltd.	19,900,899
1,289,028	Morgan Stanley & Co.(a)	25,187,607
1,726,121	TD Ameritrade Holding Corp.*(a)
		20,489,056

		87,097,516

Chemicals – 2.5%
556,889	Air Products & Chemicals, Inc.	25,756,116
431,826	The Mosaic Co.	18,590,110

		44,346,226

Commercial Banks(a) – 0.4%
211,475	M&T Bank Corp.	7,739,985

Commercial Services & Supplies(a) – 1.7%
1,078,551	Waste Management, Inc.	29,120,877

Computers & Peripherals – 1.4%
828,601	Hewlett-Packard Co.	24,054,287

Consumer Finance*(a) – 0.5%
2,002,011	SLM Corp.	9,209,251

Diversified Financial Services – 3.1%
2,371,315	JPMorgan Chase & Co.	54,184,548

Diversified Telecommunication Services(a) – 1.3%
946,787	AT&T, Inc.	22,505,127

Electric Utilities – 5.7%
943,201	Entergy Corp.	63,562,315
839,153	FirstEnergy Corp.(a)	35,714,352

		99,276,667

Energy Equipment & Services*(a) – 0.8%
232,839	Transocean Ltd.	13,916,787

Food & Staples Retailing – 1.9%
678,198	Wal-Mart Stores, Inc.	33,394,469

Food Products – 4.8%
626,026	Campbell Soup Co.	16,758,716
342,449	General Mills, Inc.	17,971,724
2,600,484	Unilever NV(a)	49,695,249

		84,425,689

Health Care Equipment & Supplies – 4.2%
723,395	Baxter International, Inc.	36,828,039
383,294	Becton, Dickinson & Co.	23,722,066
367,416	Zimmer Holdings, Inc.*	12,866,908

		73,417,013

Health Care Providers & Services* – 3.9%
630,211	Laboratory Corp. of America Holdings	34,667,907
965,759	WellPoint, Inc.	32,758,545

		67,426,452

Household Durables – 0.1%
434,523	Newell Rubbermaid, Inc.	2,455,055

Household Products – 2.5%
912,871	The Procter & Gamble Co.	43,972,996

Industrial Conglomerates(a) – 1.0%
2,101,105	General Electric Co.	17,880,404

Insurance – 8.1%
230,600	Aflac, Inc.	3,864,856
582,710	Everest Re Group Ltd.	37,951,902
393,353	PartnerRe Ltd.	24,348,551
549,185	Prudential Financial, Inc.(a)	9,012,126
439,631	The Chubb Corp.	17,163,194
1,365,320	The Travelers Cos., Inc.	49,356,318

		141,696,947

IT Services(a) – 1.9%
572,406	Visa, Inc.	32,461,144

Media – 3.6%
5,234,641	Time Warner, Inc.	39,940,311
1,552,029	Viacom, Inc. Class B*	23,885,726

		63,826,037

Multi-Utilities – 1.3%
613,292	PG&E Corp.	23,440,020

Multiline Retail – 0.4%
276,334	Target Corp.	7,823,016

Oil, Gas & Consumable Fuels – 16.0%
951,118	Devon Energy Corp.	41,535,323
840,281	EOG Resources, Inc.(a)	42,047,661
1,118,359	Exxon Mobil Corp.(a)	75,936,576
875,653	Hess Corp.(a)	47,889,463
521,475	Occidental Petroleum Corp.	27,048,908
1,261,658	Range Resources Corp.(a)	44,877,175

		279,335,106

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)

Pharmaceuticals – 7.6%
1,322,455	Johnson & Johnson	$66,122,750
1,710,670	Pfizer, Inc.	21,058,348
1,134,943	Wyeth	46,328,373

		133,509,471

Software – 1.5%
1,651,018	Microsoft Corp.	26,663,941

Specialty Retail(a) – 0.9%
747,230	The Home Depot, Inc.	15,609,635

Textiles, Apparel & Luxury Goods – 0.9%
387,005	NIKE, Inc. Class B	16,072,318

Tobacco – 2.7%
1,416,916	Philip Morris International, Inc.	47,424,178

Wireless Telecommunication Services*(a) – 2.2%
11,734,209	Sprint Nextel Corp.	38,605,548

TOTAL COMMON STOCKS
(Cost $2,398,577,921)		$1,695,647,522

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) – 3.9%

Joint Repurchase Agreement Account II
$67,800,000	0.274%	03/02/09	$67,800,000
Maturity Value: $67,801,548
(Cost $67,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,466,377,921)			$1,763,447,522

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c)(d) – 14.4%

Boston Global Investment Trust – Enhanced Portfolio
254,820,051	0.641%	$252,017,030
(Cost $251,240,763)

TOTAL INVESTMENTS – 115.1%
(Cost $2,717,618,684)		$2,015,464,552

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.1)%		(263,850,244)

NET ASSETS – 100.0%		$1,751,614,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 35.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(d)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

Aerospace & Defense*(a) – 0.6%
334,328	Alliant Techsystems, Inc.	$23,623,617

Airlines*(a) – 0.2%
1,466,447	Delta Air Lines, Inc.	7,376,228

Auto Components – 0.4%
1,265,030	Johnson Controls, Inc.	14,396,041

Beverages – 0.4%
1,195,389	Coca-Cola Enterprises, Inc.	13,723,066

Building Products – 0.5%
740,200	Lennox International, Inc.	19,171,180

Capital Markets – 4.1%
1,029,567	Franklin Resources, Inc.	47,154,169
3,429,203	Invesco Ltd.	39,195,790
496,923	Lazard Ltd.	12,065,291
957,146	Northern Trust Corp.(a)	53,169,460

		151,584,710

Chemicals – 2.9%
1,218,488	Air Products & Chemicals, Inc.	56,355,070
302,894	Terra Industries, Inc.	7,811,636
975,977	The Mosaic Co.(a)	42,015,810

		106,182,516

Commercial Banks – 1.7%
1,010,953	Commerce Bancshares, Inc.	35,110,398
439,613	M&T Bank Corp.(a)	16,089,836
3,849,382	Synovus Financial Corp.(a)	13,395,849

		64,596,083

Commercial Services & Supplies – 3.0%
2,741,621	Iron Mountain, Inc.*(a)	50,939,318
3,008,957	Republic Services, Inc.	59,878,245

		110,817,563

Communications Equipment* – 0.4%
1,847,926	CommScope, Inc.	16,501,979

Consumer Finance*(a) – 0.4%
3,023,462	SLM Corp.	13,907,925

Diversified Consumer Services – 2.2%
4,181,561	H&R Block, Inc.	79,867,815

Diversified Financial Services – 1.0%
1,476,226	CIT Group, Inc.(a)	3,616,754
1,511,243	The NASDAQ OMX Group, Inc.*
		31,584,978

		35,201,732

Diversified Telecommunication Services – 0.8%
864,229	Embarq Corp.	30,222,088

Electric Utilities – 12.1%
1,981,917	American Electric Power Co., Inc.
		55,592,772
3,241,078	DPL, Inc.(a)	65,145,668
2,235,371	Edison International	60,846,798

1,661,433	Entergy Corp.	111,963,970
1,338,578	FirstEnergy Corp.	56,969,880
3,609,183	PPL Corp.	100,660,114

		451,179,202

Electrical Equipment – 0.9%
1,107,544	Cooper Industries Ltd.	23,358,103
531,100	Rockwell Automation, Inc.	10,675,110

		34,033,213

Electronic Equipment, Instruments & Components – 1.6%
2,377,961	Amphenol Corp.	60,447,769

Energy Equipment & Services – 2.1%
1,056,478	Dril-Quip, Inc.*	22,207,167
1,337,052	Smith International, Inc.	28,719,877
2,463,679	Weatherford International Ltd.*	26,287,455

		77,214,499

Food & Staples Retailing – 1.0%
1,020,020	Safeway, Inc.	18,870,370
877,063	The Kroger Co.	18,128,892

		36,999,262

Food Products – 2.8%
2,118,937	Campbell Soup Co.	56,723,943
3,167,810	ConAgra Foods, Inc.	47,770,575

		104,494,518

Gas Utilities(a) – 0.6%
740,057	EQT Corp.	22,756,753

Health Care Equipment & Supplies – 2.9%
352,972	Becton, Dickinson & Co.	21,845,437
783,055	Edwards Lifesciences Corp.*	43,545,689
1,465,450	Kinetic Concepts, Inc.*(a)	31,917,501
319,272	Zimmer Holdings, Inc.*	11,180,905

		108,489,532

Health Care Providers & Services* – 3.4%
335,273	Coventry Health Care, Inc.	3,862,345
342,635	Health Net, Inc.	4,522,782
1,331,056	Laboratory Corp. of America Holdings(a)	73,221,391
1,314,699	WellPoint, Inc.	44,594,590

		126,201,108

Health Care Technology – 0.7%
1,934,060	IMS Health, Inc.	24,214,431

Household Durables – 2.2%
1,098,805	Fortune Brands, Inc.	26,096,619
469,234	M.D.C. Holdings, Inc.(a)	11,838,774
3,400,558	Newell Rubbermaid, Inc.	19,213,152
75,291	NVR, Inc.*(a)	25,054,586

		82,203,131

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)

Household Products(a) – 1.8%
221,731	Energizer Holdings, Inc.*	$9,354,831
1,152,477	The Clorox Co.	56,010,382

		65,365,213

Insurance – 13.3%
1,062,698	Aon Corp.(a)	40,637,571
634,017	Arch Capital Group Ltd.*(a)	34,236,918
811,577	Assurant, Inc.	16,556,171
919,228	Everest Re Group Ltd.	59,869,320
1,134,097	Lincoln National Corp.	9,741,893
1,964,278	Marsh & McLennan Cos., Inc.	35,219,504
715,554	PartnerRe Ltd.(a)	44,292,793
784,849	Prudential Financial, Inc.	12,879,372
581,262	RenaissanceRe Holdings Ltd.	26,174,228
3,990,480	The Progressive Corp.*	46,169,854
566,407	Torchmark Corp.(a)	11,667,984
1,619,989	Unum Group	16,491,488
4,291,560	W.R. Berkley Corp.	89,307,364
2,306,832	Willis Group Holdings Ltd.	50,496,552

		493,741,012

IT Services* – 0.9%
298,935	Affiliated Computer Services, Inc.	13,939,339
661,257	Hewitt Associates, Inc.	19,507,082

		33,446,421

Leisure Equipment & Products – 0.6%
1,832,458	Mattel, Inc.	21,696,303

Life Sciences Tools & Services – 0.4%
1,130,170	PerkinElmer, Inc.	14,556,590

Machinery – 1.0%
423,419	Eaton Corp.	15,306,597
658,489	Parker Hannifin Corp.	21,973,778

		37,280,375

Media*(a) – 2.4%
3,488,582	DISH Network Corp.	39,246,547
3,205,463	Viacom, Inc. Class B	49,332,076

		88,578,623

Metals & Mining – 0.5%
2,292,119	Steel Dynamics, Inc.	19,139,194

Multi-Utilities – 3.4%
2,597,557	CMS Energy Corp.(a)	28,728,981
1,860,747	PG&E Corp.	71,117,750
655,541	Sempra Energy	27,250,839

		127,097,570

Multiline Retail – 0.9%
443,975	J.C. Penney Co., Inc.	6,806,137
779,279	Kohl’s Corp.*	27,383,864

		34,190,001

Office Electronics – 0.4%
2,606,144	Xerox Corp.	13,499,826

Oil, Gas & Consumable Fuels – 6.6%
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	942
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	1,666
1,414,820	Cabot Oil & Gas Corp.(a)	28,819,883
1,193,473	EOG Resources, Inc.	59,721,389
1,036,182	Newfield Exploration Co.*	20,029,398
3,301,927	Range Resources Corp.	117,449,543
1,534,748	The Williams Cos., Inc.	17,342,652

		243,365,473

Personal Products – 0.1%
349,277	Herbalife Ltd.	4,764,138

Real Estate Investment Trusts – 4.0%
575,277	Alexandria Real Estate Equities, Inc.(a)	22,988,069
3,446,573	Annaly Capital Management, Inc.	47,907,370
342,287	Essex Property Trust, Inc.	18,620,413
427,566	Federal Realty Investment Trust(a)	17,585,789
727,860	HCP, Inc.(a)	13,298,002
904,761	Health Care REIT, Inc.	27,839,496

		148,239,139

Road & Rail – 1.4%
1,539,954	Landstar System, Inc.	48,739,544
187,192	Ryder System, Inc.	4,279,209

		53,018,753

Semiconductors & Semiconductor Equipment – 0.5%
1,126,931	KLA-Tencor Corp.	19,439,560

Software – 3.6%
8,641,111	Activision Blizzard, Inc.*	86,670,344
2,856,355	CA, Inc.(a)	48,415,217

		135,085,561

Specialty Retail – 3.3%
315,117	AutoZone, Inc.*(a)	44,819,091
1,209,235	Ross Stores, Inc.	35,696,617
1,879,062	The TJX Cos., Inc.	41,846,711

		122,362,419

Textiles, Apparel & Luxury Goods – 0.7%
642,793	NIKE, Inc. Class B	26,695,193

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)

Thrifts & Mortgage Finance – 2.4%
888,961	Hudson City Bancorp, Inc.	$9,218,525
2,753,106	New York Community Bancorp, Inc.(a)	27,118,094
3,016,848	People’s United Financial, Inc.(a)	52,523,324

		88,859,943

Tobacco – 0.7%
446,221	Lorillard, Inc.	26,077,155

Wireless Telecommunication Services* – 0.8%
8,582,509	Sprint Nextel Corp.	28,236,455

TOTAL COMMON STOCKS
(Cost $5,090,523,177)		$3,660,140,878

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 1.8%

Joint Repurchase Agreement Account II
$67,400,000	0.274%	03/02/09	$67,400,000
Maturity Value: $67,401,539
(Cost $67,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $5,157,923,177)			$3,727,540,878

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 9.2%

Boston Global Investment Trust – Enhanced Portfolio
346,726,318	0.641%	$342,912,328
(Cost $340,953,968)

TOTAL INVESTMENTS – 109.6%
(Cost $5,498,877,145)		$4,070,453,206

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.6)%		(356,295,756)

NET ASSETS – 100.0%		$3,714,157,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,666, which represents approximately 0.0% of net assets as of February 28, 2009.

(c)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 35.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%

Aerospace & Defense* – 0.9%
392,694	AAR Corp.(a)	$5,191,415
87,434	TransDigm Group, Inc.	3,089,917

		8,281,332

Air Freight & Logistics(a) – 0.2%
90,324	Forward Air Corp.	1,502,991

Airlines*(a) – 1.1%
3,712,693	AirTran Holdings, Inc.	11,100,952

Biotechnology*(a) – 0.3%
866,490	Medarex, Inc.	3,387,976

Building Products – 0.6%
266,368	Universal Forest Products, Inc.	5,804,159

Capital Markets – 1.7%
329,598	Ares Capital Corp.	1,186,553
445,491	BGC Partners, Inc.(a)	761,790
230,396	Gladstone Capital Corp.(a)	1,520,613
267,168	KBW, Inc.*(a)	3,796,457
424,308	Knight Capital Group, Inc.*(a)	7,463,578
653,141	PennantPark Investment Corp.	1,959,423

		16,688,414

Chemicals – 3.1%
709,726	H.B. Fuller Co.	8,090,876
533,637	KMG Chemicals, Inc.	2,097,194
195,264	Minerals Technologies, Inc.(a)	5,842,299
2,204,072	PolyOne Corp.*	3,548,556
500,440	Sensient Technologies Corp.	10,108,888

		29,687,813

Commercial Banks – 13.3%
58,808	Bank of Hawaii Corp.	1,884,208
383,496	Bank of the Ozarks, Inc.(a)	7,957,542
593,141	Boston Private Financial Holdings, Inc.(a)	2,058,199
133,074	Bridge Capital Holdings*	685,331
190,627	City Holding Co.	4,998,240
481,119	CoBiz, Inc.(a)	2,270,882
9,473	Community Trust Bancorp, Inc.	245,445
138,786	Cullen/Frost Bankers, Inc.	5,973,349
228,231	East West Bancorp, Inc.(a)	1,622,722
525,761	F.N.B. Corp.(a)	3,301,779
326,446	First Financial Bankshares, Inc.(a)	14,043,707
652,123	Glacier Bancorp, Inc.(a)	10,036,173
278,094	Hancock Holding Co.(a)	7,886,746
166,012	Home Bancshares, Inc.(a)	3,038,020
154,632	IBERIABANK Corp.	6,680,102
177,030	PacWest Bancorp(a)	2,421,770
191,846	Pinnacle Financial Partners, Inc.*(a)	3,806,225
476,582	Prosperity Bancshares, Inc.(a)	12,162,373
55,570	S.Y. Bancorp, Inc.	1,312,008
135,103	SCBT Financial Corp.	2,702,060
320,217	Seacoast Banking Corp. of Florida(a)	1,239,240

467,069	Signature Bank*(a)	11,681,396
262,753	Southcoast Financial Corp.*(d)	1,142,976
203,036	Sterling Bancorp	1,786,717
279,305	Sterling Bancshares, Inc.(a)	1,522,212
158,262	Sterling Financial Corp.(a)	216,819
164,659	Summit State Bank	750,845
295,962	Texas Capital Bancshares, Inc.*	2,882,670
415,878	The South Financial Group, Inc.(a)	524,006
180,624	TriCo Bancshares	2,382,431
220,805	UMB Financial Corp.(a)	8,375,134
109,879	United Community Banks, Inc.(a)	380,181

		127,971,508

Commercial Services & Supplies – 2.7%
1,124,889	Comfort Systems USA, Inc.	10,708,943
367,500	G&K Services, Inc.	6,559,875
368,485	Waste Connections, Inc.*	8,784,683

		26,053,501

Communications Equipment – 2.4%
903,775	ADC Telecommunications, Inc.*(a)	2,566,721
832,377	Emulex Corp.*	4,378,303
184,694	F5 Networks, Inc.*	3,693,880
537,888	Plantronics, Inc.	4,620,458
315,472	Polycom, Inc.*(a)	4,195,777
314,515	Tekelec*	3,855,954

		23,311,093

Computers & Peripherals* – 1.8%
750,162	Avid Technology, Inc.	7,471,613
1,099,153	Electronics for Imaging, Inc.	9,782,462

		17,254,075

Consumer Finance* – 0.3%
243,335	First Cash Financial Services, Inc.	3,323,956

Containers & Packaging* – 0.0%
1,125,082	Caraustar Industries, Inc.	38,815

Diversified Consumer Services – 0.5%
273,898	Hillenbrand, Inc.	4,593,269

Diversified Financial Services – 1.3%
444,970	Compass Diversified Holdings	3,920,186
462,230	Financial Federal Corp.	8,782,370

		12,702,556

Diversified Telecommunication Services* – 0.3%
397,106	Premiere Global Services, Inc.	3,319,806

Electric Utilities – 6.2%
641,820	Cleco Corp.	13,170,146
1,307,314	El Paso Electric Co.*	18,472,347
118,267	MGE Energy, Inc.	3,557,471
1,029,859	NV Energy, Inc.	9,546,793
246,231	The Empire District Electric Co.(a)	3,400,450

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)
February 28, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)

83,233	Unisource Energy Corp.	$2,092,478
565,659	Westar Energy, Inc.	9,559,637

		59,799,322

Electrical Equipment(a) – 0.3%
132,790	Franklin Electric Co., Inc.	2,921,380

Electronic Equipment, Instruments & Components – 1.1%
155,872	Anixter International, Inc.*(a)	4,584,196
243,608	MTS Systems Corp.	5,758,893

		10,343,089

Energy Equipment & Services – 1.7%
127,106	Core Laboratories NV(a)	9,583,793
311,357	Dril-Quip, Inc.*	6,544,724

		16,128,517

Food & Staples Retailing – 1.2%
426,971	Casey’s General Stores, Inc.	8,500,993
84,066	Nash Finch Co.(a)	2,928,859

		11,429,852

Food Products*(a) – 1.2%
198,001	Ralcorp Holdings, Inc.	11,998,861

Gas Utilities – 0.6%
302,354	Southwest Gas Corp.	5,892,879

Health Care Equipment & Supplies – 3.4%
729,081	American Medical Systems Holdings, Inc.*(a)	7,545,988
1,251,625	Cardiac Science Corp.*(d)	4,555,915
118,024	Edwards Lifesciences Corp.*	6,563,315
212,283	Hill-Rom Holdings, Inc.(a)	2,084,619
96,352	Kinetic Concepts, Inc.*	2,098,547
280,771	Orthofix International NV*	4,461,451
994,067	Symmetry Medical, Inc.*	5,318,258

		32,628,093

Health Care Providers & Services* – 1.9%
170,866	Amedisys, Inc.(a)	5,589,027
251,413	Healthways, Inc.	2,290,372
269,285	Lincare Holdings, Inc.(a)	5,673,835
308,298	PSS World Medical, Inc.(a)	4,448,740

		18,001,974

Hotels, Restaurants & Leisure – 1.8%
495,035	California Pizza Kitchen, Inc.*(a)	5,148,364
147,165	CEC Entertainment, Inc.*(a)	3,436,303
212,183	Choice Hotels International, Inc.(a)	5,253,651
167,368	Papa John’s International, Inc.*	3,707,201

		17,545,519

Household Durables – 1.3%
106,968	Ethan Allen Interiors, Inc.(a)	1,020,475
171,790	M.D.C. Holdings, Inc.	4,334,261
538,721	The Ryland Group, Inc.(a)	7,612,128

		12,966,864

Insurance – 9.5%
901,376	Ambac Financial Group, Inc.(a)	531,812
1,680,651	American Equity Investment Life Holding Co.(a)	6,453,700
524,741	Aspen Insurance Holdings Ltd.	11,434,106
162,924	Assured Guaranty Ltd.	720,124
344,965	Donegal Group, Inc.	4,850,208
966,407	Max Capital Group Ltd.	15,945,716
2,030,761	Meadowbrook Insurance Group, Inc.	11,697,183
90,906	Navigators Group, Inc.*	4,748,020
260,438	ProAssurance Corp.*	12,446,332
173,634	RLI Corp.	8,504,593
312,149	Tower Group, Inc.(a)	6,364,718
341,923	Willis Group Holdings Ltd.	7,484,695

		91,181,207

Machinery – 2.2%
714,963	Actuant Corp.	7,356,969
442,132	Mueller Industries, Inc.	7,989,325
434,750	Tennant Co.	4,286,635
952,987	Wabash National Corp.	1,953,624

		21,586,553

Media – 0.8%
333,792	Interactive Data Corp.	7,550,375

Metals & Mining – 1.8%
352,100	Commercial Metals Co.	3,594,941
547,287	Kaiser Aluminum Corp.(a)	12,062,206
100,217	Olympic Steel, Inc.	1,240,686

		16,897,833

Multi-Utilities(a) – 0.6%
523,056	CMS Energy Corp.	5,784,999

Multiline Retail*(a) – 0.6%
401,519	Big Lots, Inc.	6,227,560

Oil, Gas & Consumable Fuels – 1.1%
371,262	Cabot Oil & Gas Corp.	7,562,607
111,857	Goodrich Petroleum Corp.*(a)	2,219,243
93,678	Petroleum Development Corp.*	1,133,504

		10,915,354

Personal Products* – 0.7%
614,372	Elizabeth Arden, Inc.	3,403,621
668,836	Prestige Brands Holdings, Inc.	3,658,533

		7,062,154

Professional Services* – 1.0%
563,613	On Assignment, Inc.	1,330,127
368,693	Resources Connection, Inc.	5,069,529
210,207	School Specialty, Inc.	2,957,612

		9,357,268

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Professional Services* – (continued)

Real Estate Investment Trusts – 9.2%
524,767	Acadia Realty Trust(a)	$5,268,661
679,541	American Campus Communities, Inc.	11,633,742
675,408	BioMed Realty Trust, Inc.	5,761,230
412,462	Cogdell Spencer, Inc.	2,635,632
431,747	Digital Realty Trust, Inc.(a)	12,904,918
2,609,095	MFA Mortgage Investments, Inc.	14,976,205
120,594	Mid-America Apartment Communities, Inc.	3,117,355
879,053	National Retail Properties, Inc.(a)	12,631,992
848,998	OMEGA Healthcare Investors, Inc.
		11,147,344
617,840	Parkway Properties, Inc.(a)	7,185,479
474,658	U-Store-It Trust	1,186,645

		88,449,203

Road & Rail(a) – 0.4%
274,037	Heartland Express, Inc.	3,389,838

Semiconductors & Semiconductor Equipment* – 2.6%
1,248,235	Atmel Corp.	4,456,199
142,004	ATMI, Inc.	1,888,653
228,360	FormFactor, Inc.	3,302,086
355,901	MKS Instruments, Inc.	4,480,793
1,258,591	ON Semiconductor Corp.(a)	4,606,443
510,025	Semtech Corp.	5,992,794

		24,726,968

Software – 3.9%
665,415	Ariba, Inc.*(a)	5,822,381
80,133	FactSet Research Systems, Inc.(a)	3,088,326
434,829	JDA Software Group, Inc.*	4,217,841
2,246,475	Lawson Software, Inc.*(a)	8,626,464
414,453	Monotype Imaging Holdings, Inc.*	1,023,699
1,014,587	Parametric Technology Corp.*	8,258,738
176,715	Progress Software Corp.*	2,816,837
164,141	Solera Holdings, Inc.*	3,412,492

		37,266,778

Specialty Retail – 4.1%
589,229	Aaron Rents, Inc.(a)	14,159,173
145,448	Advance Auto Parts, Inc.	5,563,386
206,788	Aeropostale, Inc.*(a)	4,795,414
881,347	Asbury Automotive Group, Inc.	2,511,839
277,240	The Children’s Place Retail Stores, Inc.*(a)	5,067,947
195,004	The Gymboree Corp.*	5,015,503
171,813	Urban Outfitters, Inc.*	2,858,968

		39,972,230

Textiles, Apparel & Luxury Goods – 1.0%
476,934	Fossil, Inc.*	6,018,907
351,243	K-Swiss, Inc.(a)	3,498,380

		9,517,287

Thrifts & Mortgage Finance – 2.1%
119,097	Berkshire Hills Bancorp, Inc.	2,508,183
638,258	Brookline Bancorp, Inc.	5,603,905
232,319	Dime Community Bancshares	2,290,666
506,786	NewAlliance Bancshares, Inc.(a)	5,787,496
240,479	Provident Financial Services, Inc.	2,246,074
65,057	WSFS Financial Corp.	1,437,109

		19,873,433

Trading Companies & Distributors – 3.2%
688,289	Applied Industrial Technologies, Inc.	11,095,219
1,477,015	RSC Holdings, Inc.*(a)	6,794,269
368,861	Watsco, Inc.(a)	12,662,998

		30,552,486

Transportation Infrastructure(a) – 0.6%
379,771	Aegean Marine Petroleum Network, Inc.	6,228,244

TOTAL COMMON STOCKS
(Cost $1,395,629,415)		$931,218,336

Exchange Traded Fund(a) – 0.8%

212,383	iShares Russell 2000 Value Index Fund
(Cost $11,032,235)		$7,751,979

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) – 3.2%

Joint Repurchase Agreement Account II
$30,500,000	0.274%	03/02/09	$30,500,000
Maturity Value: $30,500,696
(Cost $30,500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,437,161,650)			$969,470,315

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)
February 28, 2009 (Unaudited)

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c)(d) – 17.9%

Boston Global Investment Trust – Enhanced Portfolio
174,741,183	0.641%	$172,819,030
(Cost $172,086,803)

TOTAL INVESTMENTS – 118.5%
(Cost $1,609,248, 453)		$1,142,289,345

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.5)%		(177,948,567)

NET ASSETS – 100.0%		$964,340,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 35.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(d)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Growth and Income	$5,300,000

Large Cap Value	67,800,000

Mid Cap Value	67,400,000

Small Cap Value	30,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,600,000,000	0.28%	03/02/09	$5,600,130,667

Barclays Capital, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Barclays Capital, Inc.	7,500,000,000	0.27	03/02/09	7,500,168,750

Citigroup Global Markets, Inc.	1,000,000,000	0.29	03/02/09	1,000,024,167

Credit Suisse Securities (USA) LLC	500,000,000	0.25	03/02/09	500,010,416

Credit Suisse Securities (USA) LLC	2,000,000,000	0.28	03/02/09	2,000,046,667

Deutsche Bank Securities, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Deutsche Bank Securities, Inc.	1,475,000,000	0.27	03/02/09	1,475,033,187

Deutsche Bank Securities, Inc.	7,000,000,000	0.29	03/02/09	7,000,169,167

Greenwich Capital Markets	500,000,000	0.29	03/02/09	500,012,083

JPMorgan Securities	2,565,000,000	0.28	03/02/09	2,565,059,850

Merrill Lynch & Co., Inc.	1,000,000,000	0.28	03/02/09	1,000,023,333

Morgan Stanley & Co.	3,075,000,000	0.26	03/02/09	3,075,066,625

UBS Securities LLC	2,275,000,000	0.26	03/02/09	2,275,049,292

TOTAL				$37,490,856,704

At February 28, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 1.950% to 6.900%, due 04/01/09 to 01/22/19; Federal Home Loan Bank, 2.650% to 6.270%, due 05/07/09 to 06/02/28; Federal Home Loan Mortgage Corp., 1.250% to 8.000%, due 04/09/09 to 02/01/48; Federal National Mortgage Association, 3.050% to 11.500%, due 04/01/09 to 02/01/49; Government National Mortgage Association, 3.500% to 7.500%, due 12/15/17 to 02/20/39; U.S. Treasury Bills, 0.000%, due 11/19/09 to 12/17/09; U.S. Treasury Bond, 6.250%, due 08/15/23; U.S. Treasury Inflation Protected Security, 3.000%, due 07/15/12; U.S. Treasury Notes, 1.125% to 5.125%, due 11/15/10 to 11/15/18; U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/10. The aggregate market value of the collateral, including accrued interest, was $38,331,216,272.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

Growth and
Income Fund

Assets:

Investments in securities of unaffiliated issuers, at value (identified cost $1,284,101,458, $2,466,377,921, $5,157,923,177 and $1,421,850,952, respectively)(a)	$867,893,237
Investments in securities of affiliated issuers, at value (identified cost $0, $0, $0 and $15,310,698, respectively)	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (identified cost $57,991,300, $251,240,763, $340,953,968, and $172,086,803, respectively)	57,936,049
Cash	99,245
Receivables:
Investment securities sold	10,844,768
Dividend and interest	3,445,191
Fund shares sold	1,089,863
Reimbursement from adviser	53,999
Securities lending income	29,271
Foreign tax reclaims, at value	27,112
Receivable from affiliate relating to certain investment transactions	—
Other assets	160,106

Total assets	941,578,841

Liabilities:

Payables:
Payable upon return of securities loaned	60,228,241
Investment securities purchased	8,962,074
Fund shares redeemed	2,660,062
Amounts owed to affiliates	842,157
Accrued expenses and other liabilities	278,641

Total liabilities	72,971,175

Net Assets:

Paid-in capital	1,601,978,126
Accumulated undistributed net investment income	4,196,352
Accumulated net realized loss from investment transactions	(321,303,340)
Net unrealized loss on investments	(416,263,472)

NET ASSETS	$868,607,666

Net Assets:
Class A	$678,070,658
Class B	46,600,822
Class C	24,461,630
Institutional	117,890,580
Service	1,537,781
Class IR	5,288
Class R	40,907

Total Net Assets	$868,607,666

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	50,300,811
Class B	3,574,326
Class C	1,885,236
Institutional	8,616,223
Service	114,155
Class IR	393
Class R	3,039

Net asset value, offering and redemption price per share:(b)
Class A	$13.48
Class B	13.04
Class C	12.98
Institutional	13.68
Service	13.47
Class IR	13.47
Class R	13.46

(a)	Includes loaned securities having a market value of $56,042,245, $240,997,144, $346,334,625 and $170,398,724 for the Growth and Income, Large Cap Value, Mid Cap Value, and Small Cap Value Funds, respectively.

(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Growth and Income, Large Cap Value, Mid Cap Value and Small Cap Value Funds is $14.26, $7.61, $19.70 and $21.13, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Large Cap	Mid Cap	Small Cap
Value Fund	Value Fund	Value Fund

$1,763,447,522	$3,727,540,878	$963,771,424
—	—	5,698,891

252,017,030	342,912,328	172,819,030
18,270	585,526	33,340
36,600,356	49,756,388	731,861
5,464,038	8,467,904	1,005,884
4,937,636	23,341,994	3,086,577
—	—	1,089
177,795	328,457	284,776
—	—	—
—	344,853	—
41,679	107,575	60,117

2,062,704,326	4,153,385,903	1,147,492,989

254,954,425	362,035,745	177,308,576
46,702,308	60,735,176	2,830,666
7,795,247	12,644,990	1,733,999
1,332,913	3,196,823	1,034,706
305,125	615,719	244,264

311,090,018	439,228,453	183,152,211

3,224,322,488	6,666,768,216	1,625,695,804
6,394,763	2,079,793	3,871,819
(776,948,811)	(1,526,266,620)	(198,267,737)
(702,154,132)	(1,428,423,939)	(466,959,108)

$1,751,614,308	$3,714,157,450	$964,340,778

$460,524,846	$1,975,554,949	$415,991,073
17,012,540	60,797,229	20,542,107
48,333,358	116,098,606	33,101,737
1,170,112,486	1,417,807,321	464,779,879
5,375,807	143,893,931	29,907,084
50,240,253	3,381	5,890
15,018	2,033	13,008

$1,751,614,308	$3,714,157,450	$964,340,778

64,019,947	106,108,441	20,829,428
2,419,759	3,372,851	1,177,643
6,919,684	6,489,747	1,900,162
161,272,756	75,646,334	22,240,130
750,782	7,803,424	1,525,635
7,031,575	183	296
2,105	109	652

$7.19	$18.62	$19.97
7.03	18.03	17.44
6.98	17.89	17.42
7.26	18.74	20.90
7.16	18.44	19.60
7.14	18.50	19.92
7.14	18.61	19.95

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Growth and
Income Fund

Investment income:

Dividends — unaffiliated issuers(a)	$16,735,960
Dividends — affiliated issuers	—
Securities lending income — affiliated issuer	122,208
Interest	855,062

Total investment income	17,713,230

Expenses:

Management fees	3,780,019
Distribution and Service fees(b)	1,572,789
Transfer Agent fees(b)	949,231
Printing fees	78,515
Custody and accounting fees	56,061
Registration fees	76,028
Professional fees	67,061
Trustee fees	8,016
Service share fees — Shareholder Administration Plan	2,164
Service share fees — Service Plan	2,164
Other	149,099

Total expenses	6,741,147

Less — expense reductions	(142,132)

Net expenses	6,599,015

NET INVESTMENT INCOME	11,114,215

Realized and unrealized gain (loss) from investment transactions:

Net realized loss from:
Investment transactions — unaffiliated issuers (including commission recapture of $114,513, $180,353, $637,040 and $0, respectively)	(306,623,438)
Investment transactions — affiliated issuers	—
Securities lending reinvestment vehicle transactions — affiliated issuer	(2,236,941)
Payments by affiliate relating to certain investment transactions	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(302,186,769)
Securities lending reinvestment vehicle — affiliated issuer	(55,251)

Net realized and unrealized loss from investment transactions	(611,102,399)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(599,988,184)

(a)	Foreign taxes withheld on dividends were $109,514, $200,805 and $3,822 for Growth and Income, Large Cap Value and Small Cap Value Funds, respectively.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees					Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Growth and Income	$1,100,267	$311,747	$160,723	$52		$836,203	$59,232	$30,537	$22,887	$346	$6	$20
Large Cap Value	730,013	112,125	319,188	34		554,810	21,304	60,646	279,929	1,223	59,969	13
Mid Cap Value	3,089,883	410,238	771,838	2	(c)	2,348,311	77,945	146,649	346,772	36,154	6	1	(c)
Small Cap Value	684,196	141,043	225,027	24		519,990	26,798	42,755	109,591	7,853	7	9

(c)	Class R Shares of the Mid Cap Value Fund commenced operations on January 6, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Large Cap	Mid Cap	Small Cap
Value Fund	Value Fund	Value Fund

$25,289,386	$52,083,569	$13,593,171
—	—	40,361
418,999	1,180,481	1,285,842
443,846	732,385	164,432

26,152,231	53,996,435	15,083,806

7,593,231	16,375,652	6,039,052
1,161,360	4,271,961	1,050,290
977,894	2,955,838	707,003
98,771	169,190	87,174
77,068	134,549	76,175
65,857	53,570	50,843
67,815	71,691	69,246
8,016	8,016	8,016
7,647	225,963	49,083
7,647	225,963	49,083
134,821	463,543	96,136

10,200,127	24,955,936	8,282,101

(1,583)	(8,794)	(3,608)

10,198,544	24,947,142	8,278,493

15,953,687	29,049,293	6,805,313

(655,855,890)	(1,414,436,119)	(170,017,503)
—	—	(15,450,536)
(3,713,662)	(21,081,777)	(5,221,773)
—	344,853	—
(559,161,218)	(1,439,444,801)	(505,222,704)
776,267	1,958,360	732,227

(1,217,954,503)	(2,872,659,484)	(695,180,289)

$(1,202,000,816)	$(2,843,610,191)	$(688,374,976)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Growth and Income Fund
	For the
	Six Months Ended	For the
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

From operations:

Net investment income	$11,114,215	$27,981,288
Net realized gain (loss) from investment transactions	(308,860,379)	24,171,653
Payments by affiliate relating to certain investment transactions	—	—
Net change in unrealized loss on investments	(302,242,020)	(250,866,937)

Net decrease in net assets resulting from operations	(599,988,184)	(198,713,996)

Distributions to shareholders:

From net investment income
Class A Shares	(13,505,045)	(24,765,336)
Class B Shares	(716,493)	(1,089,122)
Class C Shares	(368,118)	(562,950)
Institutional Shares	(1,990,297)	(754,110)
Service Shares	(26,140)	(29,285)
Class IR Shares(a)	(112)	(150)
Class R Shares(a)	(254)	(123)
From net realized gains
Class A Shares	(2,002,918)	(174,629,892)
Class B Shares	(148,137)	(15,046,758)
Class C Shares	(75,218)	(7,365,430)
Institutional Shares	(285,115)	(3,594,625)
Service Shares	(4,321)	(175,813)
Class IR Shares(a)	(15)	(1,143)
Class R Shares(a)	(49)	(1,143)

Total distributions to shareholders	(19,122,232)	(228,015,880)

From share transactions:

Net proceeds from sales of shares	196,926,798	303,005,668
Reinvestment of distributions	18,665,032	221,919,507
Cost of shares redeemed	(200,612,319)	(439,787,330)

Net increase (decrease) in net assets resulting from share transactions	14,979,511	85,137,845

TOTAL INCREASE (DECREASE)	(604,130,905)	(341,592,031)

Net assets:

Beginning of period	1,472,738,571	1,814,330,602

End of period	$868,607,666	$1,472,738,571

Accumulated undistributed net investment income	$4,196,352	$9,688,596

(a)	Commenced operations on November 30, 2007 (except for Mid Cap Value Fund’s Class R Shares which commenced operations on January 6, 2009).

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Large Cap Value Fund		Mid Cap Value Fund		Small Cap Value Fund
For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
February 28, 2009	Year Ended	February 28, 2009	Year Ended	February 28, 2009	Year Ended
(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008	(Unaudited)	August 31, 2008

$15,953,687	$36,615,545	$29,049,293	$62,570,247	$6,805,313	$3,580,218
(659,569,552)	(54,118,382)	(1,435,517,896)	58,632,857	(190,689,812)	57,943,994
—	—	344,853	—	—	—
(558,384,951)	(289,337,417)	(1,437,486,441)	(599,751,476)	(504,490,477)	(182,479,077)

(1,202,000,816)	(306,840,254)	(2,843,610,191)	(478,548,372)	(688,374,976)	(120,954,865)

(6,347,400)	(7,848,648)	(30,580,466)	(20,011,387)	(1,948,679)	—
(12,171)	(91,594)	(66,752)	—	—	—
(50,671)	(219,626)	(212,104)	—	—	—
(23,676,542)	(20,408,547)	(31,249,233)	(23,101,724)	(4,754,093)	(813,381)
(62,443)	(64,702)	(2,089,035)	(1,204,026)	(70,907)	—
(1,021,095)	(125)	(107)	(94)	(51)	(15)
(223)	(121)	—	—	(6)	(11)

—	(63,740,648)	—	(439,412,750)	(837,590)	(156,520,890)
—	(2,898,370)	—	(18,927,070)	(49,084)	(10,923,547)
—	(7,706,447)	—	(34,929,828)	(78,054)	(16,167,770)
—	(110,468,250)	—	(270,292,115)	(832,759)	(120,009,792)
—	(552,961)	—	(29,659,797)	(59,775)	(10,585,004)
—	(669)	—	(1,069)	(11)	(1,763)
—	(669)	—	—	(11)	(1,763)

(31,170,545)	(214,001,377)	(64,197,697)	(837,539,860)	(8,631,020)	(315,023,936)

659,733,357	1,530,324,232	731,636,357	1,752,895,609	317,985,317	391,199,046
25,618,943	181,195,909	56,783,098	749,449,879	7,693,226	289,280,251
(561,134,941)	(993,465,065)	(869,779,117)	(2,313,202,158)	(279,410,191)	(657,829,400)

124,217,359	718,055,076	(81,359,656)	189,143,330	46,268,352	22,649,897

(1,108,954,002)	197,213,445	(2,989,167,544)	(1,126,944,902)	(650,737,644)	(413,328,904)

2,860,568,310	2,663,354,865	6,703,324,994	7,830,269,896	1,615,078,422	2,028,407,326

$1,751,614,308	$2,860,568,310	$3,714,157,450	$6,703,324,994	$964,340,778	$1,615,078,422

$6,394,763	$21,611,621	$2,079,793	$37,228,197	$3,871,819	$3,840,242

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements
February 28, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Funds included in this report (collectively, the “Funds” or individually a “Fund”), the share classes offered by each Fund and each Funds’ diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

Growth and Income, Large Cap Value, Mid Cap Value and Small Cap Value	A, B, C, Institutional, Service, IR and R Shares	Diversified

Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Funds are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a certain portion of such sales charges it receives as Distributor. Class R Shares of the Mid Cap Value Fund commenced operations on January 6, 2009.
Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect amounts. Actual results could differ from those estimates.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.
In addition, distributions received from the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C. Commission Recapture — The Funds may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Funds as cash payments and are included in the net realized gain (loss) from investments.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Fund	Declared and Paid	Declared and Paid

Growth and Income	Quarterly	Annually

Large Cap Value, Mid Cap Value and Small Cap Value	Annually	Annually

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital.
GSAM has reviewed the tax positions for the Funds for the open tax years (tax years ended August 31, 2005-2008) and determined that they did not have a material impact on the Funds’ financial statements.

F. Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The collateral for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
For the six months ended ended February 28, 2009, GSAM received a Management fee on a contractual basis at the following rates:

	Contractual Management Rate
	Up to	Next	Next	Next	Over	Effective
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate

Growth and Income	0.70%	0.63%	0.60%	0.59%	0.58%	0.69%

Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.71

Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.71

Small Cap Value	1.00	1.00	0.90	0.86	0.84	1.00

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. AGREEMENTS (continued)

B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75%, 0.75% and 0.50% of each Fund’s average daily net assets attributable to Class A, Class B, Class C and Class R Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2009, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Load	Sales Charge
Fund	Class A	Class B	Class C

Growth and Income	$166,400	$100	$—

Large Cap Value	46,900	100	—

Mid Cap Value	42,600	600	—

Small Cap Value	16,200	—	—

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Service Shares.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

3. AGREEMENTS (continued)

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expenses limitations for Growth and Income, Large Cap Value, Mid Cap Value and Small Cap Value Funds as an annual percentage rate of average daily net assets were 0.054%, 0.064%, 0.104% and 0.064%, respectively. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses.
For the six months ended February 28, 2009, these expense reductions, including any Management Fee waivers and Other Expense reimbursements, were as follows (in thousands):

	Expense Credits
	Other Expense	Custody	Transfer	Total Expense
Fund	Reimbursement	Fee	Agent Fee	Reductions

Growth and Income	$140	$—	$2	$142

Large Cap Value	—	1	1	2

Mid Cap Value	—	6	3	9

Small Cap Value	1	2	1	4

As of February 28, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Growth and Income	$513	$204	$125	$842

Large Cap Value	1,049	153	131	1,333

Mid Cap Value	2,229	570	398	3,197

Small Cap Value	810	133	92	1,035

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. AGREEMENTS (continued)

F. Line of Credit Facility — The Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $300,000,000 for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2009, the Funds did not have any borrowings under the facility.

4. FAIR VALUE OF INVESTMENTS

For the six months ended February 28, 2009, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the levels within the fair value hierarchy in which the Funds invest. All amounts in the following table reflect Investments in Securities Long-Assets:

Level	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value

Level 1	$850,949,780	$1,695,647,522	$3,660,140,878	$938,970,315

Level 2	74,879,506	319,817,030	410,312,328	203,319,030

Level 3	—	—	—	—

Total	$925,829,286	$2,015,464,552	$4,070,453,206	$1,142,289,345

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 28, 2009, are reported under Investment Income on the Statements of Operations.
The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the six months ended February 28, 2009:

	Earnings of GSAL	Earnings Received
	Relating to	by the Funds	Amount Payable to
	Securities	From Lending to	Goldman Sachs
	Loaned for the six	Goldman Sachs for the	Upon Return of
	months ended	six months ended	Securities Loaned as
Fund	February 28, 2009	February 28, 2009	of February 28, 2009

Growth and Income	$13,796	$29,104	$11,572,000

Large Cap Value	46,249	86,144	91,661,750

Mid Cap Value	133,745	174,314	71,954,150

Small Cap Value	143,218	214,503	17,743,000

The following table provides information about the Funds’ investment in the Enhanced Portfolio for the six months ended February 28, 2009.

	Number of			Number of
	Shares Held			Shares Held	Value at
	Beginning	Shares	Shares	End	End
	of Period	Bought	Sold	of Period	of Period
Fund	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(000’s)

Growth and Income	139,659	218,482	299,561	58,580	$57,936

Large Cap Value	245,722	972,235	963,137	254,820	252,017

Mid Cap Value	1,115,771	1,471,597	2,240,642	346,726	342,912

Small Cap Value	275,975	553,702	654,936	174,741	172,819

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2009, were as follows:

Fund	Purchases	Sales and Maturities

Growth and Income	$805,136,996	$677,513,722

Large Cap Value	2,270,142,133	1,815,505,595

Mid Cap Value	5,013,477,222	4,586,956,909

Small Cap Value	1,221,278,754	963,675,634

For the six-months ended February 28, 2009, GSAM has agreed to reimburse the Mid Cap Value Fund for losses in the amount of $344,853 relating to certain security transactions.
For the six months ended February 28, 2009, Goldman Sachs earned approximately $23,950, $6,594, $208,830 and $31,387 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of Growth and Income, Large Cap Value, Mid Cap Value and Small Cap Value Funds, respectively.
An investment by the Funds representing greater than 5% of the voting securities of an issuer makes that issuer an affiliated person (as defined in the Act) of the Trust. The following table provides information about the investments by the Small Cap Value Fund in shares of issuers of which the Trust is an affiliate for the six months ended February 28, 2009.

	Number of			Number of
	Shares Held			Shares Held	Value at
	Beginning	Shares	Shares	End	End	Dividend
	of Period	Bought	Sold	of Period	of Period	Income
Name of Affiliated Issuer	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(000’s)	(000’s)

Caraustar Industries, Inc.ˆ	1,574	22	471	1,125	$39	$—

Cache, Inc.ˆ	729	7	736	—	—	—

Cardiac Science Corp.	1,223	29	—	1,252	4,556	—

Meadowbrook Insurance Group, Inc.ˆ	1,982	49	—	2,031	11,697	40

Southcoast Financial Corp.	260	3	—	263	1,143	—

ˆ	As of Feb. 28, 2009, security is no longer considered to be an affiliate of the Trust.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. TAX INFORMATION

As of the Growth and Income Fund’s most recent fiscal year end, August 31, 2008, the Fund’s capital loss carryforward was $768,359, which expires on August 31, 2010. The Large Cap Value, Mid Cap Value and Small Cap Value Funds had no capital loss carryfowards as of August 31, 2008.
At February 28, 2009, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Growth and	Large Cap	Mid Cap	Small Cap
	Income Fund	Value Fund	Value Fund	Value Fund

Tax Cost	$1,341,705,433	$2,765,119,435	$5,523,685,743	$1,616,184,804

Gross unrealized gain	5,630,253	16,574,550	79,220,511	36,853,909
Gross unrealized loss	(421,506,400)	(766,229,433)	(1,532,453,048)	(510,749,368)

Net unrealized security loss	$(415,876,147)	$(749,654,883)	$(1,453,232,537)	$(473,895,459)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences related to the tax treatment of partnership investments and return of capital distributions from real estate investment trusts as of the most recent fiscal year-end.

8. OTHER RISKS

Indemnifications — Under the Trust’s organizational documents, its Board of Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

9. OTHER MATTERS

New Accounting Pronouncements — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth and Income Fund

	For the Six Months Ended
	February 28, 2009		For the Year Ended
	(Unaudited)		August 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,052,949	$84,494,623	7,722,180	$207,189,386
Reinvestment of distributions	901,038	15,211,739	7,432,666	195,811,114
Shares converted from Class B(a)	158,803	2,936,963	507,368	13,894,424
Shares redeemed	(9,720,119)	(166,659,682)	(13,165,634)	(342,318,547)

	(3,607,329)	(64,016,357)	2,496,580	74,576,377

Class B Shares
Shares sold	282,314	4,582,151	448,258	11,457,705
Reinvestment of distributions	51,393	821,065	600,096	15,336,859
Shares converted to Class A(a)	(164,042)	(2,936,963)	(523,457)	(13,894,424)
Shares redeemed	(688,879)	(11,566,642)	(1,478,579)	(37,733,852)

	(519,214)	(9,100,389)	(953,682)	(24,833,712)

Class C Shares
Shares sold	244,206	3,904,170	362,752	9,200,346
Reinvestment of distributions	24,462	389,720	273,553	6,958,732
Shares redeemed	(459,359)	(7,604,598)	(821,047)	(20,550,643)

	(190,691)	(3,310,708)	(184,742)	(4,391,565)

Institutional Shares
Shares sold	5,619,210	103,147,307	3,029,699	73,131,804
Reinvestment of distributions	131,558	2,236,902	140,030	3,748,819
Shares redeemed	(876,845)	(14,581,597)	(1,313,353)	(38,205,231)

	4,873,923	90,802,612	1,856,376	38,675,392

Service Shares
Shares sold	42,035	757,061	74,501	2,006,425
Reinvestment of distributions	310	5,182	2,327	61,425
Shares redeemed	(11,750)	(199,800)	(34,970)	(979,057)

	30,595	562,443	41,858	1,088,793

Class IR Shares(b)
Shares sold	—	—	336	10,001
Reinvestment of distributions	8	127	49	1,293

	8	127	385	11,294

Class R Shares(b)
Shares sold	2,636	41,486	336	10,001
Reinvestment of distributions	19	297	48	1,265

	2,655	41,783	384	11,266

NET INCREASE	589,947	$14,979,511	3,257,159	$85,137,845

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended
	February 28, 2009		For the Year Ended
	(Unaudited)		August 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,011,719	$114,997,620	19,960,058	$274,382,510
Reinvestment of distributions	687,519	5,761,372	4,730,287	65,609,086
Shares converted from Class B(a)	80,850	821,958	166,589	2,289,483
Shares redeemed	(16,914,142)	(150,424,373)	(25,596,661)	(353,732,748)

	(3,134,054)	(28,843,423)	(739,727)	(11,451,669)

Class B Shares
Shares sold	292,109	2,589,230	467,817	6,174,585
Reinvestment of distributions	1,297	10,636	195,946	2,651,152
Shares converted to Class A(a)	(83,089)	(821,958)	(171,397)	(2,289,483)
Shares redeemed	(532,172)	(4,702,116)	(873,732)	(11,495,205)

	(321,855)	(2,924,208)	(381,366)	(4,958,951)

Class C Shares
Shares sold	664,967	5,777,141	1,511,430	19,827,503
Reinvestment of distributions	4,756	38,763	438,054	5,891,827
Shares redeemed	(1,457,402)	(12,512,047)	(2,072,421)	(26,885,925)

	(787,679)	(6,696,143)	(122,937)	(1,166,595)

Institutional Shares
Shares sold	57,893,396	530,409,147	82,468,892	1,136,724,240
Reinvestment of distributions	2,220,873	18,744,166	7,615,541	106,617,570
Shares redeemed	(43,315,493)	(385,790,971)	(43,652,991)	(596,424,603)

	16,798,776	163,362,342	46,431,442	646,917,207

Service Shares
Shares sold	252,543	2,294,381	412,179	5,566,597
Reinvestment of distributions	5,119	42,696	30,752	424,690
Shares redeemed	(160,703)	(1,481,557)	(287,501)	(3,704,082)

	96,959	855,520	155,430	2,287,205

Class IR Shares(b)
Shares sold	420,035	3,654,009	7,278,048	87,638,797
Reinvestment of distributions	122,729	1,021,095	57	794
Shares redeemed	(689,513)	(6,223,877)	(99,781)	(1,222,502)

	(146,749)	(1,548,773)	7,178,324	86,417,089

Class R Shares(b)
Shares sold	1,350	11,829	672	10,000
Reinvestment of distributions	26	215	57	790

	1,376	12,044	729	10,790

NET INCREASE	12,506,774	$124,217,359	52,521,895	$718,055,076

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended
	February 28, 2009		For the Year Ended
	(Unaudited)		August 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	16,446,338	$374,948,340	25,284,599	$895,810,438
Reinvestment of distributions	1,373,717	28,710,692	12,221,433	431,416,589
Shares converted from Class B(a)	78,038	2,023,975	180,301	6,569,107
Shares redeemed	(20,852,079)	(484,681,657)	(38,168,266)	(1,361,059,878)

	(2,953,986)	(78,998,650)	(481,933)	(27,263,744)

Class B Shares
Shares sold	65,735	1,383,906	75,003	2,585,130
Reinvestment of distributions	2,978	60,367	501,568	17,078,415
Shares converted to Class A(a)	(80,964)	(2,023,975)	(187,220)	(6,569,107)
Shares redeemed	(670,875)	(15,202,116)	(1,303,121)	(44,684,393)

	(683,126)	(15,781,818)	(913,770)	(31,589,955)

Class C Shares
Shares sold	404,557	8,574,349	730,202	24,913,767
Reinvestment of distributions	7,557	152,034	745,154	25,193,670
Shares redeemed	(1,392,472)	(30,288,683)	(3,124,359)	(106,600,753)

	(980,358)	(21,562,300)	(1,649,003)	(56,493,316)

Institutional Shares
Shares sold	13,780,120	311,720,272	20,060,547	714,075,481
Reinvestment of distributions	1,251,240	26,313,582	7,127,691	253,603,241
Shares redeemed	(13,170,656)	(301,586,317)	(19,133,658)	(689,132,753)

	1,860,704	36,447,537	8,054,580	278,545,969

Service Shares
Shares sold	1,550,363	35,006,990	3,250,707	115,500,793
Reinvestment of distributions	74,665	1,546,310	633,595	22,156,801
Shares redeemed	(1,690,030)	(38,017,832)	(3,151,472)	(111,724,381)

	(65,002)	(1,464,532)	732,830	25,933,213

Class IR Shares(b)
Shares sold	—	—	254	10,000
Reinvestment of distributions	6	113	33	1,163
Shares redeemed	(110)	(2,506)	—	—

	(104)	(2,393)	287	11,163

Class R Shares(c)
Shares sold	109	2,500	—	—

	109	2,500	—	—

NET INCREASE (DECREASE)	(2,821,763)	$(81,359,656)	5,742,991	$189,143,330

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on November 30, 2007.

(c)	Commenced operations on January 6, 2009.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended
	February 28, 2009		For the Year Ended
	(Unaudited)		August 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,926,916	$131,852,978	4,251,696	$152,074,584
Reinvestment of distributions	111,520	2,577,232	4,333,666	149,338,130
Shares converted from Class B(a)	23,673	680,576	66,224	2,524,239
Shares redeemed	(6,015,629)	(154,339,690)	(9,299,750)	(332,289,869)

	(953,520)	(19,228,904)	(648,164)	(28,352,916)

Class B Shares
Shares sold	52,342	1,173,127	30,647	922,976
Reinvestment of distributions	2,249	45,476	330,526	9,998,399
Shares converted to Class A(a)	(27,099)	(680,576)	(74,504)	(2,524,239)
Shares redeemed	(217,322)	(4,848,864)	(618,387)	(19,920,756)

	(189,830)	(4,310,837)	(331,718)	(11,523,620)

Class C Shares
Shares sold	125,771	2,799,177	200,447	6,240,905
Reinvestment of distributions	3,266	65,944	449,122	13,567,963
Shares redeemed	(362,281)	(7,902,973)	(924,076)	(29,396,752)

	(233,244)	(5,037,852)	(274,507)	(9,587,884)

Institutional Shares
Shares sold	6,589,121	173,233,636	5,487,368	202,536,547
Reinvestment of distributions	201,955	4,879,231	2,943,099	106,128,156
Shares redeemed	(3,514,532)	(93,349,392)	(6,719,216)	(254,538,786)

	3,276,544	84,763,475	1,711,251	54,125,917

Service Shares
Shares sold	350,353	8,917,225	812,182	29,404,034
Reinvestment of distributions	5,522	125,286	303,078	10,244,052
Shares redeemed	(651,261)	(18,969,272)	(608,266)	(21,683,237)

	(295,386)	(9,926,761)	506,994	17,964,849

Class IR Shares(b)
Shares sold	4	101	237	10,000
Reinvestment of distributions	3	57	52	1,778

	7	158	289	11,778

Class R Shares(b)
Shares sold	363	9,073	237	10,000
Reinvestment of distributions	—	—	52	1,773

	363	9,073	289	11,773

NET INCREASE	1,604,934	$46,268,352	964,434	$22,649,897

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS GROWTH AND INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$23.10	$0.18		$(9.50)	$(9.32)	$(0.26)	$(0.04)	$(0.30)
2009 - B	22.35	0.11		(9.19)	(9.08)	(0.19)	(0.04)	(0.23)
2009 - C	22.24	0.11		(9.14)	(9.03)	(0.19)	(0.04)	(0.23)
2009 - Institutional	23.45	0.21		(9.64)	(9.43)	(0.30)	(0.04)	(0.34)
2009 - Service	23.09	0.17		(9.49)	(9.32)	(0.26)	(0.04)	(0.30)
2009 - IR	23.08	0.20		(9.48)	(9.28)	(0.29)	(0.04)	(0.33)
2009 - R	23.08	0.15		(9.48)	(9.33)	(0.25)	(0.04)	(0.29)

FOR THE YEARS ENDED AUGUST 31,

2008 - A	30.01	0.46		(3.51)	(3.05)	(0.46)	(3.40)	(3.86)
2008 - B	29.15	0.26		(3.41)	(3.15)	(0.25)	(3.40)	(3.65)
2008 - C	29.03	0.26		(3.39)	(3.13)	(0.26)	(3.40)	(3.66)
2008 - Institutional	30.41	0.55		(3.54)	(2.99)	(0.57)	(3.40)	(3.97)
2008 - Service	30.00	0.43		(3.50)	(3.07)	(0.44)	(3.40)	(3.84)
2008 - IR (Commenced operations on November 30, 2007)	29.78	0.36		(3.25)	(2.89)	(0.41)	(3.40)	(3.81)
2008 - R (Commenced operations on November 30, 2007)	29.78	0.28		(3.24)	(2.96)	(0.34)	(3.40)	(3.74)

2007 - A	28.45	0.48		2.92	3.40	(0.39)	(1.45)	(1.84)
2007 - B	27.69	0.24		2.84	3.08	(0.17)	(1.45)	(1.62)
2007 - C	27.60	0.23		2.84	3.07	(0.19)	(1.45)	(1.64)
2007 - Institutional	28.81	0.61		2.95	3.56	(0.51)	(1.45)	(1.96)
2007 - Service	28.45	0.44		2.92	3.36	(0.36)	(1.45)	(1.81)

2006 - A	25.55	0.46		2.86	3.32	(0.42)	—	(0.42)
2006 - B	24.86	0.24		2.82	3.06	(0.23)	—	(0.23)
2006 - C	24.78	0.25		2.80	3.05	(0.23)	—	(0.23)
2006 - Institutional	25.86	0.57		2.91	3.48	(0.53)	—	(0.53)
2006 - Service	25.54	0.42		2.88	3.30	(0.39)	—	(0.39)

2005 - A	22.88	0.41	(d)	2.61 (e)	3.02	(0.35)	—	(0.35)
2005 - B	22.27	0.22	(d)	2.54 (e)	2.76	(0.17)	—	(0.17)
2005 - C	22.21	0.22	(d)	2.53 (e)	2.75	(0.18)	—	(0.18)
2005 - Institutional	23.15	0.52	(d)	2.63 (e)	3.15	(0.44)	—	(0.44)
2005 - Service	22.87	0.38	(d)	2.61 (e)	2.99	(0.32)	—	(0.32)

2004 - A	19.22	0.22		3.67	3.89	(0.23)	—	(0.23)
2004 - B	18.72	0.05		3.58	3.63	(0.08)	—	(0.08)
2004 - C	18.67	0.05		3.57	3.62	(0.08)	—	(0.08)
2004 - Institutional	19.44	0.31		3.72	4.03	(0.32)	—	(0.32)
2004 - Service	19.19	0.19		3.68	3.87	(0.19)	—	(0.19)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.20% of average net assets.

(e)	Reflects an increase of $0.02 due to payments by affiliates during the period to reimburse certain security claims.

(f)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 13.33%, 12.45%, 12.45%, 13.78% and 13.20% for Class A, Class B, Class, C, Institutional and Service Shares, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$13.48	(40.59)%	$678,071	1.18	%(c)	2.06	%(c)	1.21	%(c)	2.03	%(c)	60%
13.04	(40.81)	46,601	1.93	(c)	1.31	(c)	1.96	(c)	1.28	(c)	60
12.98	(40.83)	24,462	1.93	(c)	1.31	(c)	1.96	(c)	1.28	(c)	60
13.68	(40.49)	117,890	0.78	(c)	2.51	(c)	0.81	(c)	2.48	(c)	60
13.47	(40.63)	1,538	1.28	(c)	1.99	(c)	1.31	(c)	1.96	(c)	60
13.47	(40.50)	5	0.93	(c)	2.31	(c)	0.96	(c)	2.28	(c)	60
13.46	(40.67)	41	1.43	(c)	1.85	(c)	1.46	(c)	1.82	(c)	60

23.10	(11.57)	1,245,353	1.16		1.77		1.16		1.77		69
22.35	(12.26)	91,496	1.91		1.03		1.91		1.03		69
22.24	(12.24)	46,177	1.91		1.02		1.91		1.02		69
23.45	(11.22)	87,766	0.76		2.07		0.76		2.07		69
23.09	(11.65)	1,929	1.26		1.67		1.26		1.67		69
23.08	(11.10)	9	0.91	(c)	1.96	(c)	0.91	(c)	1.96	(c)	69
23.08	(11.36)	9	1.41	(c)	1.53	(c)	1.41	(c)	1.53	(c)	69

30.01	12.10	1,542,986	1.16		1.60		1.17		1.59		98
29.15	11.25	147,110	1.91		0.82		1.92		0.81		98
29.03	11.24	65,632	1.91		0.81		1.92		0.80		98
30.41	12.53	57,352	0.76		2.00		0.77		1.99		98
30.00	11.97	1,251	1.26		1.47		1.27		1.46		98

28.45	13.14	1,061,063	1.18		1.72		1.19		1.72		51
27.69	12.36	64,579	1.93		0.93		1.94		0.93		51
27.60	12.33	18,834	1.93		0.97		1.94		0.97		51
28.81	13.62	27,590	0.78		2.14		0.79		2.14		51
28.45	13.06	1,013	1.28		1.59		1.29		1.59		51

25.55	13.37 (f)	924,479	1.19		1.65	(d)	1.21		1.63	(d)	45
24.86	12.50 (f)	92,469	1.94		0.91	(d)	1.96		0.89	(d)	45
24.78	12.49 (f)	16,149	1.94		0.89	(d)	1.96		0.87	(d)	45
25.86	13.83 (f)	19,226	0.79		1.94	(d)	0.81		1.92	(d)	45
25.54	13.24 (f)	1,083	1.29		1.57	(d)	1.31		1.55	(d)	45

22.88	20.27	637,130	1.19		1.02		1.21		1.00		54
22.27	19.38	93,367	1.94		0.27		1.96		0.25		54
22.21	19.40	12,159	1.94		0.27		1.96		0.25		54
23.15	20.75	4,659	0.79		1.43		0.81		1.41		54
22.87	20.14	1,204	1.29		0.94		1.31		0.92		54

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$12.37	$0.06		$(5.14)	$(5.08)	$(0.10)	$—	$(0.10)
2009 - B	11.99	0.02		(4.98)	(4.96)	— (d)	—	— (d)
2009 - C	11.92	0.02		(4.95)	(4.93)	(0.01)	—	(0.01)
2009 - Institutional	12.52	0.07		(5.18)	(5.11)	(0.15)	—	(0.15)
2009 - Service	12.30	0.05		(5.10)	(5.05)	(0.09)	—	(0.09)
2009 - IR	12.33	0.07		(5.11)	(5.04)	(0.15)	—	(0.15)
2009 - R	12.31	0.05		(5.10)	(5.05)	(0.12)	—	(0.12)

FOR THE YEARS ENDED AUGUST 31,

2008 - A	14.95	0.15		(1.61)	(1.46)	(0.12)	(1.00)	(1.12)
2008 - B	14.54	0.05		(1.57)	(1.52)	(0.03)	(1.00)	(1.03)
2008 - C	14.46	0.05		(1.56)	(1.51)	(0.03)	(1.00)	(1.03)
2008 - Institutional	15.12	0.21		(1.63)	(1.42)	(0.18)	(1.00)	(1.18)
2008 - Service	14.88	0.13		(1.59)	(1.46)	(0.12)	(1.00)	(1.12)
2008 - IR (Commenced November 30, 2007)	14.89	0.10		(1.47)	(1.37)	(0.19)	(1.00)	(1.19)
2008 - R (Commenced November 30, 2007)	14.89	0.09		(1.49)	(1.40)	(0.18)	(1.00)	(1.18)

2007 - A	13.80	0.15		1.62	1.77	(0.12)	(0.50)	(0.62)
2007 - B	13.44	0.04		1.58	1.62	(0.02)	(0.50)	(0.52)
2007 - C	13.40	0.04		1.57	1.61	(0.05)	(0.50)	(0.55)
2007 - Institutional	13.94	0.21		1.64	1.85	(0.17)	(0.50)	(0.67)
2007 - Service	13.75	0.14		1.60	1.74	(0.11)	(0.50)	(0.61)

2006 - A	13.40	0.12		1.36	1.48	(0.09)	(0.99)	(1.08)
2006 - B	13.09	0.02		1.32	1.34	—	(0.99)	(0.99)
2006 - C	13.06	0.03		1.31	1.34	(0.01)	(0.99)	(1.00)
2006 - Institutional	13.52	0.18		1.37	1.55	(0.14)	(0.99)	(1.13)
2006 - Service	13.37	0.11		1.35	1.46	(0.09)	(0.99)	(1.08)

2005 - A	11.80	0.13	(c)	1.65	1.78	(0.09)	(0.09)	(0.18)
2005 - B	11.54	0.04	(c)	1.61	1.65	(0.01)	(0.09)	(0.10)
2005 - C	11.53	0.03	(c)	1.61	1.64	(0.02)	(0.09)	(0.11)
2005 - Institutional	11.90	0.19	(c)	1.66	1.85	(0.14)	(0.09)	(0.23)
2005 - Service	11.80	0.12	(c)	1.65	1.77	(0.11)	(0.09)	(0.20)

2004 - A	9.86	0.08		1.95	2.03	(0.09)	—	(0.09)
2004 - B	9.66	—	(d)	1.91	1.91	(0.03)	—	(0.03)
2004 - C	9.67	—	(d)	1.90	1.90	(0.04)	—	(0.04)
2004 - Institutional	9.95	0.12		1.96	2.08	(0.13)	—	(0.13)
2004 - Service	9.91	0.06		1.96	2.02	(0.13)	—	(0.13)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.21% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.19	(41.19)%	$460,525	1.19	%(e)	1.25	%(e)	1.19	%(e)	1.25	%(e)	79%
7.03	(41.33)	17,013	1.94	(e)	0.49	(e)	1.94	(e)	0.49	(e)	79
6.98	(41.39)	48,333	1.94	(e)	0.49	(e)	1.94	(e)	0.49	(e)	79
7.26	(41.00)	1,170,112	0.79	(e)	1.66	(e)	0.79	(e)	1.66	(e)	79
7.16	(41.17)	5,376	1.29	(e)	1.16	(e)	1.29	(e)	1.16	(e)	79
7.14	(41.08)	50,240	0.94	(e)	1.50	(e)	0.94	(e)	1.50	(e)	79
7.14	(41.19)	15	1.44	(e)	1.25	(e)	1.44	(e)	1.25	(e)	79

12.37	(10.55)	830,475	1.17		1.11		1.17		1.11		81
11.99	(11.24)	32,884	1.92		0.37		1.92		0.37		81
11.92	(11.26)	91,900	1.92		0.36		1.92		0.36		81
12.52	(10.19)	1,808,728	0.77		1.50		0.77		1.50		81
12.30	(10.65)	8,044	1.27		0.99		1.27		0.99		81
12.33	(10.10)	88,528	0.92	(e)	1.20	(e)	0.92	(e)	1.20	(e)	81
12.31	(10.29)	9	1.42	(e)	0.94	(e)	1.42	(e)	0.94	(e)	81

14.95	13.01	1,014,800	1.19		1.02		1.19		1.02		92
14.54	12.19	45,416	1.94		0.27		1.94		0.27		92
14.46	12.19	113,208	1.94		0.28		1.94		0.28		92
15.12	13.48	1,482,513	0.79		1.43		0.79		1.43		92
14.88	12.88	7,418	1.29		0.93		1.29		0.93		92

13.80	11.67	707,319	1.23		0.94		1.23		0.94		66
13.44	10.78	24,939	1.98		0.17		1.98		0.17		66
13.40	10.85	54,910	1.98		0.19		1.98		0.19		66
13.94	12.12	506,910	0.83		1.35		0.83		1.35		66
13.75	11.56	4,756	1.33		0.86		1.33		0.86		66

13.40	15.16	518,376	1.25		1.03	(c)	1.26		1.02	(c)	70
13.09	14.35	25,040	2.00		0.29	(c)	2.01		0.28	(c)	70
13.06	14.28	37,503	2.00		0.25	(c)	2.01		0.24	(c)	70
13.52	15.61	321,210	0.85		1.45	(c)	0.86		1.44	(c)	70
13.37	15.08	2,523	1.35		0.87	(c)	1.36		0.86	(c)	70

11.80	20.71	291,795	1.25		0.68		1.28		0.65		72
11.54	19.76	17,069	2.00		(0.07)		2.03		(0.10)		72
11.53	19.74	14,601	2.00		(0.07)		2.03		(0.10)		72
11.90	21.07	158,316	0.85		1.07		0.88		1.04		72
11.80	20.51	134	1.35		0.48		1.38		0.45		72

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$33.11	$0.13	$(14.33)	$(14.20)	$(0.29)	$—	$(0.29)
2009 - B	31.77	0.04	(13.76)	(13.72)	(0.02)	—	(0.02)
2009 - C	31.54	0.04	(13.66)	(13.62)	(0.03)	—	(0.03)
2009 - Institutional	33.47	0.18	(14.49)	(14.31)	(0.42)	—	(0.42)
2009 - Service	32.78	0.12	(14.19)	(14.07)	(0.27)	—	(0.27)
2009 - IR	33.01	0.16	(14.30)	(14.14)	(0.37)	—	(0.37)
2009 - R (Commenced January 6, 2009)	22.89	0.01	(4.29)	(4.28)	—	—	—

FOR THE YEARS ENDED AUGUST 31,

2008 - A	39.84	0.28	(2.61)	(2.33)	(0.19)	(4.21)	(4.40)
2008 - B	38.47	0.01	(2.50)	(2.49)	—	(4.21)	(4.21)
2008 - C	38.23	0.01	(2.49)	(2.48)	—	(4.21)	(4.21)
2008 - Institutional	40.24	0.42	(2.62)	(2.20)	(0.36)	(4.21)	(4.57)
2008 - Service	39.49	0.24	(2.57)	(2.33)	(0.17)	(4.21)	(4.38)
2008 - IR (Commenced November 30, 2007)	39.32	0.25	(1.98)	(1.73)	(0.37)	(4.21)	(4.58)

2007 - A	36.84	0.23	4.62	4.85	(0.18)	(1.67)	(1.85)
2007 - B	35.73	(0.07)	4.48	4.41	—	(1.67)	(1.67)
2007 - C	35.52	(0.07)	4.45	4.38	—	(1.67)	(1.67)
2007 - Institutional	37.18	0.40	4.66	5.06	(0.33)	(1.67)	(2.00)
2007 - Service	36.57	0.19	4.57	4.76	(0.17)	(1.67)	(1.84)

2006 - A	36.88	0.18	2.30	2.48	(0.13)	(2.39)	(2.52)
2006 - B	35.96	(0.09)	2.25	2.16	—	(2.39)	(2.39)
2006 - C	35.76	(0.09)	2.24	2.15	—	(2.39)	(2.39)
2006 - Institutional	37.17	0.33	2.32	2.65	(0.25)	(2.39)	(2.64)
2006 - Service	36.67	0.15	2.29	2.44	(0.15)	(2.39)	(2.54)

2005 - A	30.82	0.15	8.36	8.51	(0.10)	(2.35)	(2.45)
2005 - B	30.23	(0.11)	8.19	8.08	—	(2.35)	(2.35)
2005 - C	30.08	(0.11)	8.14	8.03	—	(2.35)	(2.35)
2005 - Institutional	31.01	0.29	8.41	8.70	(0.19)	(2.35)	(2.54)
2005 - Service	30.68	0.12	8.31	8.43	(0.09)	(2.35)	(2.44)

2004 - A	25.37	0.11	5.51	5.62	(0.17)	—	(0.17)
2004 - B	24.92	(0.11)	5.42	5.31	—	—	—
2004 - C	24.81	(0.11)	5.40	5.29	(0.02)	—	(0.02)
2004 - Institutional	25.49	0.23	5.53	5.76	(0.24)	—	(0.24)
2004 - Service	25.26	0.09	5.51	5.60	(0.18)	—	(0.18)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$18.62	(42.98)%	$1,975,555	1.19	%(c)	1.15	%(c)	1.19	%(c)	1.15	%(c)	91%
18.03	(43.23)	60,797	1.94	(c)	0.39	(c)	1.94	(c)	0.39	(c)	91
17.89	(43.19)	116,099	1.94	(c)	0.39	(c)	1.94	(c)	0.39	(c)	91
18.74	(42.89)	1,417,807	0.79	(c)	1.55	(c)	0.79	(c)	1.55	(c)	91
18.44	(43.02)	143,894	1.29	(c)	1.05	(c)	1.29	(c)	1.05	(c)	91
18.50	(42.95)	3	0.94	(c)	1.43	(c)	0.94	(c)	1.43	(c)	91
18.61	(18.70)	2	1.44	(c)	0.68	(c)	1.44	(c)	0.68	(c)	91

33.11	(6.50)	3,611,466	1.16		0.78		1.16		0.78		85
31.77	(7.20)	128,844	1.91		0.03		1.91		0.03		85
31.54	(7.22)	235,637	1.91		0.03		1.91		0.03		85
33.47	(6.11)	2,469,463	0.76		1.18		0.76		1.18		85
32.78	(6.59)	257,906	1.26		0.67		1.26		0.67		85
33.01	(5.12)	9	0.91	(c)	1.03	(c)	0.91	(c)	1.03	(c)	85

39.84	13.25	4,363,868	1.16		0.57		1.16		0.57		74
38.47	12.42	191,174	1.91		(0.18)		1.91		(0.18)		74
38.23	12.41	348,637	1.91		(0.18)		1.91		(0.18)		74
40.24	13.70	2,644,803	0.76		0.97		0.76		0.97		74
39.49	13.13	281,788	1.26		0.47		1.26		0.47		74

36.84	7.14	3,434,753	1.17		0.51		1.19		0.49		49
35.73	6.34	206,336	1.92		(0.25)		1.94		(0.27)		49
35.52	6.35	353,614	1.92		(0.25)		1.94		(0.27)		49
37.18	7.58	1,837,408	0.77		0.91		0.79		0.90		49
36.57	7.05	161,237	1.27		0.42		1.29		0.41		49

36.88	28.68	2,714,610	1.22		0.43		1.23		0.42		58
35.96	27.76	234,405	1.97		(0.34)		1.98		(0.35)		58
35.76	27.73	360,806	1.97		(0.31)		1.98		(0.32)		58
37.17	29.20	1,253,069	0.82		0.82		0.83		0.81		58
36.67	28.55	79,224	1.32		0.35		1.33		0.34		58

30.82	22.24	915,091	1.24		0.37		1.24		0.37		71
30.23	21.31	148,555	1.99		(0.38)		1.99		(0.38)		71
30.08	21.35	96,007	1.99		(0.37)		1.99		(0.37)		71
31.01	22.71	537,533	0.84		0.78		0.84		0.78		71
30.68	22.27	13,997	1.34		0.30		1.34		0.30		71

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$34.71	$0.13	$(14.74)	$(14.61)	$(0.09)	$(0.04)	$(0.13)
2009 - B	30.31	0.03	(12.86)	(12.83)	—	(0.04)	(0.04)
2009 - C	30.27	0.03	(12.84)	(12.81)	—	(0.04)	(0.04)
2009 - Institutional	36.43	0.19	(15.46)	(15.27)	(0.22)	(0.04)	(0.26)
2009 - Service	34.02	0.11	(14.44)	(14.33)	(0.05)	(0.04)	(0.09)
2009 - IR	34.71	0.16	(14.73)	(14.57)	(0.18)	(0.04)	(0.22)
2009 - R	34.61	0.09	(14.69)	(14.60)	(0.02)	(0.04)	(0.06)

FOR THE YEARS ENDED AUGUST 31,

2008 - A	44.74	0.05	(2.64)	(2.59)	—	(7.44)	(7.44)
2008 - B	40.33	(0.20)	(2.38)	(2.58)	—	(7.44)	(7.44)
2008 - C	40.29	(0.21)	(2.37)	(2.58)	—	(7.44)	(7.44)
2008 - Institutional	46.46	0.20	(2.74)	(2.54)	(0.05)	(7.44)	(7.49)
2008 - Service	44.04	— (c)	(2.58)	(2.58)	—	(7.44)	(7.44)
2008 - IR (Commenced November 30, 2007)	42.18	0.09	(0.06)	0.03	(0.06)	(7.44)	(7.50)
2008 - R (Commenced November 30, 2007)	42.18	(0.03)	(0.06)	(0.09)	(0.04)	(7.44)	(7.48)

2007 - A	43.93	(0.01)	4.60	4.59	—	(3.78)	(3.78)
2007 - B	40.23	(0.31)	4.19	3.88	—	(3.78)	(3.78)
2007 - C	40.19	(0.31)	4.19	3.88	—	(3.78)	(3.78)
2007 - Institutional	45.40	0.18	4.75	4.93	(0.09)	(3.78)	(3.87)
2007 - Service	43.34	(0.06)	4.54	4.48	—	(3.78)	(3.78)

2006 - A	43.07	0.02	4.07	4.09	—	(3.23)	(3.23)
2006 - B	39.98	(0.28)	3.76	3.48	—	(3.23)	(3.23)
2006 - C	39.95	(0.28)	3.75	3.47	—	(3.23)	(3.23)
2006 - Institutional	44.24	0.19	4.20	4.39	—	(3.23)	(3.23)
2006 - Service	42.58	(0.04)	4.03	3.99	—	(3.23)	(3.23)

2005 - A	39.25	0.06	6.39 (e)	6.45	—	(2.63)	(2.63)
2005 - B	36.86	(0.23)	5.98 (e)	5.75	—	(2.63)	(2.63)
2005 - C	36.84	(0.23)	5.97 (e)	5.74	—	(2.63)	(2.63)
2005 - Institutional	40.09	0.20	6.58 (e)	6.78	—	(2.63)	(2.63)
2005 - Service	38.86	— (c)	6.35 (e)	6.35	—	(2.63)	(2.63)

2004 - A	33.77	(0.16)	6.29	6.13	—	(0.65)	(0.65)
2004 - B	31.99	(0.43)	5.95	5.52	—	(0.65)	(0.65)
2004 - C	31.96	(0.43)	5.96	5.53	—	(0.65)	(0.65)
2004 - Institutional	34.35	(0.01)	6.40	6.39	—	(0.65)	(0.65)
2004 - Service	33.48	(0.21)	6.24	6.03	—	(0.65)	(0.65)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
(e)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.

(f)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated the performance would have been 16.71%, 15.85%, 15.83%, 17.20% and 16.61% for Class A, Class B, Class C, Institutional and Service Shares, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$19.97	(42.14)%	$415,991	1.50	%(d)	0.99	%(d)	1.50	%(d)	0.99	%(d)	68%
17.44	(42.35)	20,542	2.25	(d)	0.23	(d)	2.25	(d)	0.23	(d)	68
17.42	(42.34)	33,102	2.25	(d)	0.23	(d)	2.25	(d)	0.23	(d)	68
20.90	(42.01)	464,780	1.10	(d)	1.41	(d)	1.10	(d)	1.41	(d)	68
19.60	(42.17)	29,907	1.60	(d)	0.87	(d)	1.60	(d)	0.87	(d)	68
19.92	(42.06)	6	1.25	(d)	1.21	(d)	1.25	(d)	1.21	(d)	68
19.95	(42.21)	13	1.75	(d)	0.74	(d)	1.75	(d)	0.74	(d)	68

34.71	(5.66)	756,153	1.48		0.11		1.48		0.11		51
30.31	(6.36)	41,450	2.23		(0.63)		2.23		(0.63)		51
30.27	(6.36)	64,587	2.23		(0.63)		2.23		(0.63)		51
36.43	(5.30)	690,912	1.08		0.50		1.08		0.50		51
34.02	(5.74)	61,956	1.58		0.01		1.58		0.01		51
34.71	0.20	10	1.23	(d)	0.39	(d)	1.23	(d)	0.39	(d)	51
34.61	(0.11)	10	1.73	(d)	(0.07	)(d)	1.73	(d)	(0.07	)(d)	51

44.74	10.59	1,003,510	1.46		(0.01)		1.47		(0.02)		69
40.33	9.75	68,532	2.21		(0.74)		2.22		(0.75)		69
40.29	9.76	97,013	2.21		(0.75)		2.22		(0.76)		69
46.46	11.04	801,476	1.06		0.39		1.07		0.38		69
44.04	10.47	57,875	1.56		(0.13)		1.57		(0.14)		69

43.93	10.01	994,880	1.47		0.04		1.48		0.04		46
40.23	9.21	83,531	2.22		(0.70)		2.23		(0.70)		46
40.19	9.19	110,108	2.22		(0.70)		2.23		(0.71)		46
45.40	10.45	711,046	1.07		0.43		1.08		0.43		46
43.34	9.88	45,735	1.58		(0.10)		1.58		(0.10)		46

43.07	16.73 (f)	1,071,447	1.48		0.14		1.48		0.14		48
39.98	15.88 (f)	107,342	2.23		(0.59)		2.23		(0.59)		48
39.95	15.86 (f)	129,767	2.23		(0.60)		2.23		(0.60)		48
44.24	17.23 (f)	655,181	1.08		0.48		1.08		0.48		48
42.58	16.64 (f)	31,806	1.58		—		1.58		—		48

39.25	18.30	920,309	1.49		(0.43)		1.49		(0.43)		57
36.86	17.40	114,169	2.24		(1.17)		2.24		(1.17)		57
36.84	17.45	127,560	2.24		(1.18)		2.24		(1.18)		57
40.09	18.76	332,947	1.09		(0.04)		1.09		(0.04)		57
38.86	18.16	19,131	1.59		(0.55)		1.59		(0.55)		57

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2009 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including Management Fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Growth and Income Fund				Large Cap Value Fund				Mid Cap Value Fund				Small Cap Value Fund
								Expenses				Expenses				Expenses
				Expenses Paid				Paid for				Paid for				Paid for
	Beginning	Ending		for the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*
Class A
Actual	$1,000.00	$594.10		$4.66	$1,000.00	$588.10		$4.69	$1,000.00	$570.20		$4.62	$1,000.00	$578.60		$5.88
Hypothetical 5% return	1,000.00	1,018.94	+	5.91	1,000.00	1,018.91	+	5.96	1,000.00	1,018.91	+	5.94	1,000.00	1,017.34	+	7.52

Class B
Actual	1,000.00	591.90		7.62	1,000.00	586.70		7.63	1,000.00	567.70		7.52	1,000.00	576.50		8.80
Hypothetical 5% return	1,000.00	1,015.22	+	9.64	1,000.00	1,015.19	+	9.69	1,000.00	1,015.19	+	9.67	1,000.00	1,013.63	+	11.24

Class C
Actual	1,000.00	591.70		7.62	1,000.00	586.10		7.63	1,000.00	568.10		7.52	1,000.00	576.60		8.80
Hypothetical 5% return	1,000.00	1,015.22	+	9.64	1,000.00	1,015.19	+	9.69	1,000.00	1,015.19	+	9.67	1,000.00	1,013.63	+	11.24

Institutional
Actual	1,000.00	595.10		3.08	1,000.00	590.00		3.13	1,000.00	571.10		3.07	1,000.00	579.90		4.31
Hypothetical 5% return	1,000.00	1,020.93	+	3.91	1,000.00	1,020.89	+	3.97	1,000.00	1,020.89	+	3.95	1,000.00	1,019.34	+	5.51

Service
Actual	1,000.00	593.70		5.06	1,000.00	588.30		5.09	1,000.00	569.80		5.01	1,000.00	578.30		6.26
Hypothetical 5% return	1,000.00	1,018.45	+	6.41	1,000.00	1,018.41	+	6.47	1,000.00	1,018.41	+	6.44	1,000.00	1,016.86	+	8.00

Class IR
Actual	1,000.00	595.00		3.68	1,000.00	589.20		3.71	1,000.00	570.50		3.66	1,000.00	579.40		4.90
Hypothetical 5% return	1,000.00	1,020.18	+	4.66	1,000.00	1,020.13	+	4.71	1,000.00	1,020.13	+	4.71	1,000.00	1,018.60	+	6.26

Class R#
Actual	1,000.00	593.30		5.65	1,000.00	588.10		3.71	1,000.00	813.00		1.90	1,000.00	577.90		6.85
Hypothetical 5% return	1,000.00	1,017.70	+	7.15	1,000.00	1,017.65	+	7.20	1,000.00	1,005.17	+	2.10	1,000.00	1,016.12	+	8.75

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Growth and Income	1.18%	1.93%	1.93%	0.78%	1.28%	0.93%	1.43%
Large Cap Value	1.19	1.94	1.94	0.79	1.29	0.94	1.44
Mid Cap Value	1.19	1.94	1.94	0.79	1.29	0.94	1.44	#
Small Cap Value	1.50	2.25	2.25	1.10	1.60	1.25	1.75

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

#	Class R Shares of the Mid Cap Value Fund commenced operations on January 6, 2009.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $739 billion in assets under management as of December 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity Portfolio
■ Tax-Advantaged Global Equity Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ Structured International
Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ Real Estate Securities Fund
■ International Real Estate
Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, New York 10005

This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions. It also refers to specific securities which pertains to past performance or is the basis for previously made discretionary investment decisions. It should not be assumed that the recommendations made in the future will be profitable or will equal the performance of the securities discussed in this document. A complete list of recommendations is available upon request. This material should not be construed as research or investment advice, or recommendation to buy or sell investments in the strategy or any other investments mentioned in this report or to follow any investment strategy.

This material has been prepared by GSAM and is not a product of the Goldman Sachs Global Investment Research (GIR) Department. The views and opinions expressed may differ from the views and opinions expressed by the GIR Department or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information should not be relied upon in making an investment decision. GSAM has no obligation to provide any updates or changes.

Holdings may change by the time you receive this report. The securities discussed do not represent all of the portfolio’s holdings and may represent only a small percentage of the strategy’s portfolio holdings. Future portfolio holdings may not be profitable. The information should not be deemed representative of future characteristics for the strategy.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2009 Goldman, Sachs & Co.  All rights reserved.  20772.MF.TMPL VALUESAR / 374K / 02-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 6, 2009